UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP 09.30.23

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for AllianceBernstein Global High Income Fund, Inc. (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

November 6, 2023

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. for the semi-annual reporting period ended September 30, 2023. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

The Fund seeks high current income and, secondarily, capital appreciation.

RETURNS AS OF SEPTEMBER 30, 2023 (unaudited)

	6 Months	12 Months

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND (NAV)	3.76%	13.54%

Primary Benchmark: Bloomberg Global High Yield Index (USD hedged)	2.52%	12.21%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg US Corporate HY 2% Issuer Capped Index	-0.35%	8.40%

The Fund’s market price per share on September 30, 2023, was $9.70. The Fund’s NAV per share on September 30, 2023, was $10.53. For additional financial highlights, please see pages 108-109.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bloomberg Global High Yield Index (USD hedged), as well as its blended benchmark for the six- and 12-month periods ended September 30, 2023. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”) and the Bloomberg US Corporate High Yield (“HY”) 2% Issuer Capped Index.

During both periods, the Fund outperformed its primary benchmark and the blended benchmark. Over the six-month period, security selection was the largest contributor to relative performance, primarily from security selection in US and eurozone high-yield corporate bonds, US investment-grade corporates and emerging-market corporate bonds. Yield-curve positioning also contributed. Country allocation detracted, mainly due to an underweight to the eurozone. Sector allocation also detracted, as losses from off-benchmark exposure to US investment-grade corporates and US Treasuries, along with an underweight to emerging-market sovereign bonds, were greater than gains from off-benchmark exposure to collateralized loan obligations, agency risk-sharing transactions, bank loans, high-yield credit default swaps and an underweight to emerging-market corporate bonds.

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During the 12-month period, yield-curve positioning contributed. Security selection also added due to selection in emerging-market corporate and sovereign bonds, eurozone and US high-yield corporates, and US investment-grade corporate bonds gained more than a loss from selection among commercial mortgage-backed securities (“CMBS”). Sector allocation contributed, mostly from utilization of high-yield credit default swaps, off-benchmark exposure to collateralized loan obligations and an overweight to US high-yield corporates that added more to results than losses from an underweight to emerging-market sovereign bonds and off-benchmark exposures to US Treasury bonds, CMBS, US investment-grade corporates and bank loans. Country allocation detracted because of underweights to the eurozone and the UK.

During both periods, the Fund used interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to effectively obtain high-yield credit/sector exposure. Total return swaps were used to take active credit risk. During the six-month period, written options and purchased options were used to put spread for downside protection.

During the 12-month period, the utilization of leverage on behalf of the Fund contributed to performance, relative to the benchmark. As the benchmark generated positive returns in excess of the Fund’s borrowing rates, the utilization of leverage contributed to the Fund’s absolute returns. During the six-month period, the utilization of leverage on behalf of the Fund detracted from performance, relative to the benchmark. As the benchmark generated negative returns compared to the Fund’s borrowing rates, the utilization of leverage detracted from the Fund’s absolute returns.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended September 30, 2023, fixed-income government bond market yields were volatile as investors adjusted their expectations for inflation and economic growth. US Treasury yields jumped higher at the end of the period after the Fed adjusted its quarterly expectations of interest rates to be higher for longer. Other developed-market treasury yields rose in tandem. Most major developed-market central banks started to reduce the size of interest-rate hikes and pause future hikes. Headline inflation slowed, indicating that the end of the developed-market hiking cycle is clearly in sight. Government bond returns fell overall—with losses in all major markets except Japan. In corporate credit risk sectors, investment-grade corporate bonds outperformed the returns of global developed-market treasuries—with US and eurozone investment-grade corporates outperforming their respective treasury markets. Developed-market high-yield corporate bonds had positive returns and

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 3

outperformed government bonds by a substantial margin. High-yield corporates significantly outperformed respective treasury markets in the US and eurozone. Emerging-market local-currency bonds outperformed developed-market treasuries even as the US dollar gained on most currencies during the period. Hard-currency sovereign bonds hedged to the US dollar posted a minor decline, while emerging-market corporate bonds had positive results overall.

The Fund’s Investment Management Team (the “Team”) seeks to generate high current income and, secondarily, capital appreciation. The Fund is a globally diversified portfolio that takes full advantage of the Team’s best research ideas by pursuing high-income opportunities across all fixed-income sectors. The Fund invests primarily (and without limit) in corporate debt securities from US and non-US issuers, as well as government bonds from both developing and developed countries, including the US. Under normal market conditions, the Fund invests substantially in lower-rated bonds, but may also invest in investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 5-8 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 103-106.

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DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed-End Funds.” Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 110-111.

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The Bloomberg Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to increased market

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 5

DISCLOSURES AND RISKS (continued)

volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

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DISCLOSURES AND RISKS (continued)

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Investments in derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is

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DISCLOSURES AND RISKS (continued)

no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. These models may not work as intended and may not enable a Fund to achieve its investment objective. In addition, certain models may be constructed using data from external providers, and these inputs may be incorrect or incomplete, thus potentially limiting the effectiveness of the models. Finally, the Adviser may change, enhance and update its models and its usage of existing models at its discretion.

Mortgage-Related and/or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes. Historical performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares and assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2023 (unaudited)

	NAV Returns	Market Price

1 Year	13.54%	19.43%

5 Years	2.89%	3.87%

10 Years	4.65%	3.90%

AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2023 (unaudited)

	NAV Returns	Market Price

1 Year	13.54%	19.43%

5 Years	2.89%	3.87%

10 Years	4.65%	3.90%

Performance assumes the reinvestment of dividends and capital gains distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 9

PORTFOLIO SUMMARY

September 30, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $907.7

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.2% or less in the following: Asset-Backed Securities, Governments–Sovereign Bonds, Preferred Stocks, Purchased Options–Puts and Rights.

2

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Cayman Islands, Chile, China, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Netherlands, Nigeria, Norway, Panama, Peru, Senegal, Slovenia, South Africa, South Korea, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, Venezuela and Zambia.

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PORTFOLIO OF INVESTMENTS

September 30, 2023 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 53.3%
Industrial – 47.4%
Basic – 2.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)(b)	U.S.$	140	$131,459
Arsenal AIC Parent LLC 8.00%, 10/01/2030(b)		728	724,209
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(b)		1,976	1,407,152
7.50%, 09/30/2029(b)		1,244	679,608
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(b)		223	217,778
Cerdia Finanz GmbH 10.50%, 02/15/2027(b)		419	415,309
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(b)		107	106,775
Commercial Metals Co. 4.125%, 01/15/2030		80	69,659
4.375%, 03/15/2032		80	67,087
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,109	992,348
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	775	745,570
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		370	333,029
Domtar Corp. 6.75%, 10/01/2028(b)		140	115,969
Element Solutions, Inc. 3.875%, 09/01/2028(b)		1,279	1,103,485
ERP Iron Ore LLC 9.039%, 12/31/2019(c)(d)(e)(f)(g)		240	76,802
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(b)		2,191	1,793,602
4.50%, 09/15/2027(b)		819	743,929
5.875%, 04/15/2030(b)		76	69,508
6.125%, 04/15/2032(b)		2,563	2,341,250
Glatfelter Corp. 4.75%, 11/15/2029(b)		77	50,628
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		420	353,345
Graphic Packaging International LLC 3.75%, 02/01/2030(b)		1,661	1,387,439

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hecla Mining Co. 7.25%, 02/15/2028	U.S.$	282	$272,872
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(b)		426	388,943
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(b)	EUR	104	95,521
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	408,027
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b)(g)		611	506,860
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		361	315,370
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c)(d)(e)(f)(h)		2,857	– 0	–
Mineral Resources Ltd. 8.00%, 11/01/2027(b)		192	188,404
8.125%, 05/01/2027(b)		158	156,464
Novelis Corp. 3.25%, 11/15/2026(b)		61	54,433
Olympus Water US Holding Corp. 4.25%, 10/01/2028(b)		237	193,092
7.125%, 10/01/2027(b)		755	701,353
9.75%, 11/15/2028(b)		1,750	1,747,578
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)		143	123,749
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	314,559
5.375%, 11/01/2026(b)	U.S.$	1,039	949,134
Sealed Air Corp. 6.875%, 07/15/2033(b)		564	547,976
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		546	528,579
SNF Group SACA 3.125%, 03/15/2027(b)		655	577,701
3.375%, 03/15/2030(b)		951	768,410
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		145	122,969
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(b)		58	53,435
Tronox, Inc. 4.625%, 03/15/2029(b)		98	78,999
United States Steel Corp. 6.65%, 06/01/2037		37	36,162
6.875%, 03/01/2029		110	108,339

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)	U.S.$	1,887	$1,502,966
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,106	1,013,222
5.625%, 08/15/2029(b)		61	49,201

			25,730,258

Capital Goods – 4.0%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b)(g)	EUR	3,069	2,404,782
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(b)	U.S.$	985	770,598
6.00%, 06/15/2027(b)		684	654,930
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(b)		2,663	2,433,129
5.25%, 08/15/2027(b)		235	195,963
Artera Services LLC 9.033%, 12/04/2025(b)		375	345,878
Ball Corp. 6.00%, 06/15/2029		1,607	1,562,808
Bombardier, Inc. 6.00%, 02/15/2028(b)		183	165,814
7.125%, 06/15/2026(b)		217	210,272
7.50%, 02/01/2029(b)		303	287,599
7.875%, 04/15/2027(b)		1,212	1,182,404
Calderys Financing LLC 11.25%, 06/01/2028(b)		2,089	2,143,386
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		196	189,198
Clean Harbors, Inc.
4.875%, 07/15/2027(b)		187	175,875
6.375%, 02/01/2031(b)		11	10,693
Crown Americas LLC 5.25%, 04/01/2030		411	379,862
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,622	2,504,299
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(b)		631	609,000
EnerSys 4.375%, 12/15/2027(b)		935	849,548
Enviri Corp. 5.75%, 07/31/2027(b)		1,384	1,216,672
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	891,695

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Griffon Corp. 5.75%, 03/01/2028	U.S.$	983	$891,781
LSB Industries, Inc. 6.25%, 10/15/2028(a)(b)		1,268	1,149,872
Madison IAQ LLC 5.875%, 06/30/2029(b)		359	288,936
Masonite International Corp. 5.375%, 02/01/2028(b)		374	347,978
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		84	69,384
Moog, Inc. 4.25%, 12/15/2027(b)		353	318,697
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	254,540
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		63	57,837
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(b)	EUR	1,560	1,635,648
Rolls-Royce PLC 3.625%, 10/14/2025(b)	U.S.$	918	865,292
Stericycle, Inc. 3.875%, 01/15/2029(b)		696	600,073
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(b)		164	149,533
Terex Corp. 5.00%, 05/15/2029(b)		360	323,584
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	885	847,287
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(b)	U.S.$	306	281,345
TransDigm, Inc. 4.625%, 01/15/2029		290	252,927
4.875%, 05/01/2029		1,954	1,716,464
6.25%, 03/15/2026(b)		332	327,456
6.75%, 08/15/2028(b)		2,508	2,471,801
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,073	1,079,199
Triumph Group, Inc. 7.75%, 08/15/2025		428	406,629
9.00%, 03/15/2028(b)		2,516	2,487,394
Trivium Packaging Finance BV 3.75%, 08/15/2026(b)	EUR	100	97,612
Tutor Perini Corp. 6.875%, 05/01/2025(b)	U.S.$	61	55,815

14 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WESCO Distribution, Inc. 7.125%, 06/15/2025(b)	U.S.$	20	$20,057
7.25%, 06/15/2028(b)		271	272,862

			36,454,408

Communications - Media – 7.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		329	283,213
Altice Financing SA 5.00%, 01/15/2028(b)		764	651,323
5.75%, 08/15/2029(b)		3,323	2,724,362
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	675,497
4.75%, 08/01/2025		890	820,705
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		605	490,991
Banijay Entertainment SASU 8.125%, 05/01/2029(b)		805	799,937
Series X 7.00%, 05/01/2029	EUR	603	632,165
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(b)	U.S.$	4,665	3,826,439
4.50%, 06/01/2033(b)		3,016	2,307,374
4.75%, 02/01/2032(b)		6,963	5,570,835
5.125%, 05/01/2027(b)		327	304,561
6.375%, 09/01/2029(b)		1,760	1,638,376
7.375%, 03/01/2031(b)(i)		2,762	2,669,101
Cimpress PLC 7.00%, 06/15/2026		356	332,995
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		512	455,114
CMG Media Corp. 8.875%, 12/15/2027(b)		448	350,653
CSC Holdings LLC 4.50%, 11/15/2031(b)		981	694,339
4.625%, 12/01/2030(b)		1,142	607,886
5.375%, 02/01/2028(b)		2,721	2,220,197
5.75%, 01/15/2030(b)		3,862	2,162,465
7.50%, 04/01/2028(b)		1,150	746,283
11.25%, 05/15/2028(b)		1,024	1,019,659
Deluxe Corp. 8.00%, 06/01/2029(b)		17	14,033
DISH DBS Corp. 5.125%, 06/01/2029		2,900	1,601,964
5.25%, 12/01/2026(b)		2,798	2,377,773
5.75%, 12/01/2028(b)		2,596	1,995,016
5.875%, 11/15/2024		1,821	1,694,794

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.375%, 07/01/2028	U.S.$	115	$72,661
7.75%, 07/01/2026		816	611,332
Gray Escrow II, Inc. 5.375%, 11/15/2031(b)		1,364	890,262
Gray Television, Inc. 7.00%, 05/15/2027(b)		36	30,884
iHeartCommunications, Inc. 4.75%, 01/15/2028(b)		60	45,618
5.25%, 08/15/2027(b)		1,499	1,188,730
8.375%, 05/01/2027		154	110,334
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		2,910	2,353,522
6.75%, 10/15/2027(b)		200	183,605
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(b)		27	17,823
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		1,123	974,653
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(b)		376	295,779
Paramount Global 6.25%, 02/28/2057		245	184,047
6.375%, 03/30/2062		56	43,957
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b)		1,331	1,008,704
6.50%, 09/15/2028(b)		124	65,482
Scripps Escrow II, Inc. 3.875%, 01/15/2029(b)		26	19,567
Sinclair Television Group, Inc. 4.125%, 12/01/2030(b)		1,613	993,140
5.50%, 03/01/2030(b)(i)		944	506,486
Sirius XM Radio, Inc. 3.875%, 09/01/2031(b)		145	109,822
4.00%, 07/15/2028(b)		6,092	5,200,161
5.00%, 08/01/2027(b)		837	764,468
5.50%, 07/01/2029(b)		186	164,573
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	1,352,697
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	279,634
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		113	106,270
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,593	1,482,073
7.375%, 06/30/2030(b)		1,186	1,084,489
8.00%, 08/15/2028(b)		322	310,366

16 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(b)	U.S.$	2,600	$2,230,231
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	722,851
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,124	840,968

			63,913,239

Communications - Telecommunications – 2.6%
Altice France Holding SA 10.50%, 05/15/2027(b)		2,710	1,658,401
Altice France SA/France 3.375%, 01/15/2028(b)	EUR	885	693,213
5.125%, 07/15/2029(b)	U.S.$	5,220	3,706,573
5.50%, 01/15/2028(b)		492	376,139
5.50%, 10/15/2029(b)		845	608,167
8.125%, 02/01/2027(b)		224	198,265
British Telecommunications PLC 4.25%, 11/23/2081(b)		439	385,690
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		2,240	2,092,969
Consolidated Communications, Inc. 6.50%, 10/01/2028(b)		1,040	812,121
Embarq Corp. 7.995%, 06/01/2036		984	554,759
Frontier Communications Holdings LLC 6.75%, 05/01/2029(b)		321	247,317
8.75%, 05/15/2030(b)		893	847,655
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		302	258,162
Iliad Holding SASU 6.50%, 10/15/2026(b)		519	487,771
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c)(d)(e)(f)		1,675	– 0	–
Level 3 Financing, Inc. 3.75%, 07/15/2029(b)		1,018	569,058
4.25%, 07/01/2028(b)		769	480,500
4.625%, 09/15/2027(b)		1,451	1,044,720
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	952	935,103
Lumen Technologies, Inc. 4.50%, 01/15/2029(b)	U.S.$	68	21,072
Telecom Italia Capital SA 7.20%, 07/18/2036		409	363,347
7.721%, 06/04/2038		1,565	1,440,717

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Telecom Italia SpA/Milano 5.303%, 05/30/2024(b)	U.S.$	403	$397,240
United Group BV 3.625%, 02/15/2028(b)	EUR	237	208,451
4.625%, 08/15/2028(b)		481	432,308
Series 2021-1A 8.60% (EURIBOR 3 Month + 4.88%), 02/01/2029(j)		676	705,601
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	530	422,741
4.75%, 07/15/2031(b)		3,639	2,945,314
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(b)		434	344,984
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		58	42,988
6.125%, 03/01/2028(b)		128	82,192

			23,363,538

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(b)		363	360,673
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		231	186,748
5.875%, 06/01/2029(b)		1,163	1,096,024
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		220	178,082
Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(b)(g)		1,060	1,172,164
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(b)	EUR	210	212,513
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)	U.S.$	55	53,803
Dana, Inc. 4.25%, 09/01/2030		760	609,692
5.375%, 11/15/2027		109	101,197
5.625%, 06/15/2028		182	166,532
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,046,372
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c)(e)(f)(h)(k)		2,940	– 0	–
(First Lien) 11.00%, 10/31/2024(c)(e)(f)(h)(k)		1,207	– 0	–
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		62	50,910

18 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(b)(g)	EUR	885	$879,942
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(b)(g)		338	322,616
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(b)(g)	U.S.$	1,984	1,859,384
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b)(g)	EUR	306	333,882
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(b)	U.S.$	1,490	1,273,341
5.875%, 01/15/2028(b)		705	633,357
7.75%, 10/15/2025(b)		1,207	1,207,533
Mclaren Finance PLC 7.50%, 08/01/2026(b)		1,973	1,720,994
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,339	1,243,786
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)(i)		1,530	1,193,739
Tenneco, Inc. 8.00%, 11/17/2028(b)		2,853	2,320,268
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,370,018
ZF Europe Finance BV 2.00%, 02/23/2026(a)(b)	EUR	200	193,500
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)		200	185,283
2.75%, 05/25/2027(b)		900	850,110
ZF North America Capital, Inc. 4.75%, 04/29/2025(b)	U.S.$	2,357	2,268,144
6.875%, 04/14/2028(b)		504	493,440
7.125%, 04/14/2030(b)		504	494,223

			24,078,270

Consumer Cyclical - Entertainment – 2.9%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029(b)		142	98,672
Carnival Corp. 4.00%, 08/01/2028(b)		1,739	1,505,185
5.75%, 03/01/2027(b)		1,171	1,059,220
6.00%, 05/01/2029(b)		43	36,604
7.00%, 08/15/2029(b)		243	238,748
7.625%, 03/01/2026(b)	EUR	311	322,603
9.875%, 08/01/2027(b)	U.S.$	437	455,999
10.50%, 06/01/2030(b)		388	398,185

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carnival Holdings Bermuda Ltd. 10.375%, 05/01/2028(b)	U.S.$	3,714	$3,980,849
Carnival PLC 1.00%, 10/28/2029	EUR	202	136,586
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	117	109,659
5.50%, 05/01/2025(b)		2,191	2,146,888
Cinemark USA, Inc. 5.25%, 07/15/2028(b)		492	436,829
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	341,691
Live Nation Entertainment, Inc. 3.75%, 01/15/2028(b)		566	501,207
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	613,549
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	562	520,161
7.75%, 02/15/2029(b)		153	142,024
8.375%, 02/01/2028(b)		637	646,264
NCL Finance Ltd. 6.125%, 03/15/2028(b)		39	34,740
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(b)		1,321	1,220,663
5.50%, 08/31/2026(b)		1,165	1,099,399
5.50%, 04/01/2028(b)		4,238	3,886,956
8.25%, 01/15/2029(b)		336	346,728
11.50%, 06/01/2025(b)		504	531,991
11.625%, 08/15/2027(b)		158	170,936
Six Flags Entertainment Corp. 7.25%, 05/15/2031(b)		1,082	1,016,646
Viking Cruises Ltd. 5.875%, 09/15/2027(b)		715	652,028
7.00%, 02/15/2029(b)		1,752	1,617,096
9.125%, 07/15/2031(b)		83	83,135
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,669	1,519,201

			25,870,442

Consumer Cyclical - Other – 3.4%
Adams Homes, Inc. 7.50%, 02/15/2025(b)		598	593,730
Affinity Interactive 6.875%, 12/15/2027(b)		199	168,609
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,097	892,530

20 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2029(b)	U.S.$	167	$137,654
6.25%, 09/15/2027(b)		1,233	1,109,742
Builders FirstSource, Inc. 4.25%, 02/01/2032(b)		270	221,464
5.00%, 03/01/2030(b)		56	49,883
6.375%, 06/15/2032(b)		1,070	1,006,892
Caesars Entertainment, Inc. 6.25%, 07/01/2025(b)		897	885,506
7.00%, 02/15/2030(b)		1,275	1,239,977
Castle UK Finco PLC 7.00%, 05/15/2029	GBP	679	641,176
Series U 9.031% (EURIBOR 3 Month + 5.25%), 05/15/2028(j)	EUR	514	469,225
Century Communities, Inc. 3.875%, 08/15/2029(b)	U.S.$	406	335,498
Churchill Downs, Inc. 4.75%, 01/15/2028(b)		491	442,996
Everi Holdings, Inc. 5.00%, 07/15/2029(b)		240	206,583
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(b)		1,969	1,857,352
Forestar Group, Inc. 3.85%, 05/15/2026(b)		385	350,820
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,728	1,392,780
3.75%, 05/01/2029(b)		399	344,758
5.375%, 05/01/2025(b)		229	224,931
5.75%, 05/01/2028(b)		246	237,385
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		989	805,832
5.00%, 06/01/2029(b)		1,598	1,387,997
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/2027		16	15,220
Installed Building Products, Inc. 5.75%, 02/01/2028(b)		291	267,929
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(b)		2	1,773
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		401	336,058
MGM Resorts International 4.75%, 10/15/2028		1,047	921,957
5.50%, 04/15/2027		1,163	1,084,715
5.75%, 06/15/2025		30	29,318

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(b)	U.S.$	420	$386,487
New Home Co., Inc. (The) 8.25%, 10/15/2027(a)(b)		211	197,401
Playtech PLC 4.25%, 03/07/2026(b)	EUR	101	103,147
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)	U.S.$	69	53,056
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 03/01/2030(b)		112	96,653
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		549	491,861
4.75%, 04/01/2029		911	791,573
Standard Industries, Inc./NJ 4.375%, 07/15/2030(b)		929	769,456
4.75%, 01/15/2028(b)		163	147,022
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,720,902
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(b)		292	271,858
Thor Industries, Inc. 4.00%, 10/15/2029(b)		230	189,535
TopBuild Corp. 4.125%, 02/15/2032(b)		418	340,069
Travel + Leisure Co. 4.50%, 12/01/2029(b)		976	820,691
4.625%, 03/01/2030(b)		2,415	2,040,675
6.00%, 04/01/2027(a)		112	106,481
6.625%, 07/31/2026(b)		637	619,133
Universal Entertainment Corp. 8.75%, 12/11/2024(a)(b)		410	437,429
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(b)		727	652,702
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)		781	726,141
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,737,868

			30,360,430

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		1,524	1,368,413
4.375%, 01/15/2028(b)		315	283,862

22 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CEC Entertainment LLC 6.75%, 05/01/2026(b)	U.S.$	350	$331,468
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(b)		166	140,787
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(b)	GBP	192	218,777
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	1,114	966,322
4.75%, 01/15/2030(b)		85	76,308

			3,385,937

Consumer Cyclical - Retailers – 2.5%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	835,076
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(b)		1,152	988,815
4.75%, 03/01/2030		17	14,457
5.00%, 02/15/2032(b)		826	684,699
Bath & Body Works, Inc. 6.625%, 10/01/2030(b)		1,916	1,794,409
6.75%, 07/01/2036		98	85,333
6.875%, 11/01/2035		519	462,965
7.50%, 06/15/2029		107	105,488
7.60%, 07/15/2037		261	227,819
9.375%, 07/01/2025(b)		41	42,573
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b)(g)		518	453,986
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(b)		674	653,828
Carvana Co. 5.50%, 04/15/2027(b)		415	304,005
12.00%, 12/01/2028(a)(b)(g)		329	256,925
Foundation Building Materials, Inc. 6.00%, 03/01/2029(b)		246	204,084
Gap, Inc. (The) 3.625%, 10/01/2029(b)		27	19,997
3.875%, 10/01/2031(b)		56	39,338
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		417	361,561
Guitar Center, Inc. 8.50%, 01/15/2026(b)		161	139,832
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	744,020

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LBM Acquisition LLC 6.25%, 01/15/2029(b)	U.S.$	81	$66,442
LCM Investments Holdings II LLC 8.25%, 08/01/2031(b)		431	419,421
Levi Strauss & Co. 3.50%, 03/01/2031(b)		746	593,645
Lithia Motors, Inc. 4.375%, 01/15/2031(b)		464	383,462
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(b)		154	139,453
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		1,475	1,177,845
7.875%, 05/01/2029(b)		1,356	889,019
Murphy Oil USA, Inc. 3.75%, 02/15/2031(b)		442	360,882
5.625%, 05/01/2027		69	66,899
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(b)		2,103	1,973,876
Nordstrom, Inc. 5.00%, 01/15/2044		4	2,360
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,230	1,034,318
QVC, Inc. 4.375%, 09/01/2028		5	2,622
4.45%, 02/15/2025		296	258,809
4.75%, 02/15/2027		213	130,899
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		1,674	1,384,216
4.875%, 11/15/2031(b)		144	114,522
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		418	392,027
Staples, Inc. 7.50%, 04/15/2026(b)		2,851	2,345,135
10.75%, 04/15/2027(b)		1,207	706,701
TPro Acquisition Corp. 11.00%, 10/15/2024(b)		1,062	1,062,026
Victoria’s Secret & Co. 4.625%, 07/15/2029(b)		58	42,035
White Cap Buyer LLC 6.875%, 10/15/2028(b)		226	199,364

24 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(b)(g)	U.S.$	329	$317,746

			22,482,934

Consumer Non-Cyclical – 6.7%
AdaptHealth LLC 6.125%, 08/01/2028(b)		288	249,114
AHP Health Partners, Inc. 5.75%, 07/15/2029(b)		162	137,407
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)		615	581,020
4.875%, 02/15/2030(b)		200	180,316
6.50%, 02/15/2028(b)		2,469	2,439,173
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(b)		2,040	2,044,645
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	275,677
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		2,835	1,613,337
5.25%, 01/30/2030(b)		8	3,053
5.50%, 11/01/2025(b)		226	200,406
5.75%, 08/15/2027(b)		70	41,699
6.125%, 02/01/2027(b)		359	224,728
6.25%, 02/15/2029(b)		911	360,376
7.25%, 05/30/2029(b)		254	105,529
11.00%, 09/30/2028(b)		403	272,835
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,880	1,659,232
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(b)	U.S.$	72	69,338
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)		493	349,961
5.625%, 03/15/2027(b)		573	490,829
6.00%, 01/15/2029(b)		133	107,777
6.125%, 04/01/2030(b)		3,702	1,897,820
6.875%, 04/01/2028(b)		577	307,856
6.875%, 04/15/2029(b)		1,497	797,530
8.00%, 03/15/2026(b)		599	571,017
Coty, Inc. 5.00%, 04/15/2026(b)		133	127,730
DaVita, Inc. 3.75%, 02/15/2031(b)		687	522,826
4.625%, 06/01/2030(b)		3,878	3,182,346
Edgewell Personal Care Co. 4.125%, 04/01/2029(b)		164	139,387

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Elanco Animal Health, Inc. 6.65%, 08/28/2028(a)(i)	U.S.$	1,416	$1,374,111
Embecta Corp. 5.00%, 02/15/2030(b)		2,581	2,030,635
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	636,294
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		328	320,227
Garden Spinco Corp. 8.625%, 07/20/2030(b)		883	922,583
Global Medical Response, Inc. 6.50%, 10/01/2025(b)		309	209,313
Grifols SA 3.875%, 10/15/2028(b)	EUR	2,222	1,992,348
Gruenenthal GmbH 3.625%, 11/15/2026(b)		885	887,671
4.125%, 05/15/2028(b)		1,141	1,111,178
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 04/30/2028(b)	U.S.$	76	76,277
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(b)		382	362,938
Hologic, Inc. 3.25%, 02/15/2029(b)		246	207,882
Iceland Bondco PLC 9.254% (EURIBOR 3 Month + 5.50%), 12/15/2027(j)	EUR	385	404,826
10.875%, 12/15/2027(b)	GBP	162	201,930
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	763,316
5.00%, 10/15/2026(b)	U.S.$	239	227,950
6.50%, 05/15/2030(b)		329	323,012
Jazz Securities DAC 4.375%, 01/15/2029(b)		954	831,746
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b)		1,929	1,663,728
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)		1,062	907,859
Legacy LifePoint Health LLC 4.375%, 02/15/2027(b)		3,165	2,721,978
Medline Borrower LP 3.875%, 04/01/2029(b)		1,738	1,468,501
5.25%, 10/01/2029(b)		3,167	2,737,801

26 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Newell Brands, Inc. 4.875%, 06/01/2025	U.S.$	170	$163,067
5.20%, 04/01/2026(a)		452	425,922
6.375%, 09/15/2027		407	388,155
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	806,439
4.125%, 04/30/2028(b)	U.S.$	915	796,093
5.125%, 04/30/2031(b)		1,160	930,238
Oriflame Investment Holding PLC 5.125%, 05/04/2026(b)		347	125,515
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		187	161,506
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(a)		691	589,617
Post Holdings, Inc. 4.50%, 09/15/2031(b)		1,564	1,302,438
4.625%, 04/15/2030(b)		821	703,211
5.50%, 12/15/2029(b)		529	479,399
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(b)		225	207,644
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,227	1,048,795
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(b)		775	751,903
RP Escrow Issuer LLC 5.25%, 12/15/2025(b)		471	346,119
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625%, 03/01/2029(b)		27	22,158
Spectrum Brands, Inc. 3.875%, 03/15/2031(b)		2,079	1,685,013
4.00%, 10/01/2026(b)	EUR	530	537,744
Tempur Sealy International, Inc. 3.875%, 10/15/2031(b)	U.S.$	473	364,568
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	1,987,070
6.125%, 10/01/2028		648	608,135
6.125%, 06/15/2030		1,017	955,341
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		884	723,246
United Natural Foods, Inc. 6.75%, 10/15/2028(b)		187	142,627

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

US Acute Care Solutions LLC 6.375%, 03/01/2026(b)	U.S.$	3,192	$2,745,363
US Foods, Inc. 7.25%, 01/15/2032(b)		77	76,922
Vector Group Ltd. 5.75%, 02/01/2029(b)		213	180,938
10.50%, 11/01/2026(b)		188	188,284
Vista Outdoor, Inc. 4.50%, 03/15/2029(b)		388	324,702

			61,105,240

Energy – 4.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(b)		3	2,933
Berry Petroleum Co., LLC 7.00%, 02/15/2026(b)		245	234,479
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(b)		421	422,403
Buckeye Partners LP 3.95%, 12/01/2026		6	5,394
California Resources Corp. 7.125%, 02/01/2026(b)		333	335,158
Callon Petroleum Co. 7.50%, 06/15/2030(b)		1,004	973,467
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(b)		16	16,294
CGG SA 8.75%, 04/01/2027(b)		422	376,273
Chesapeake Energy Corp. 5.50%, 02/01/2026(b)		432	418,566
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	464,538
7.00%, 06/15/2025(b)		1,781	1,754,702
8.375%, 01/15/2029(b)		844	842,945
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		682	639,600
8.375%, 07/01/2028(b)		1,587	1,614,595
8.75%, 07/01/2031(b)		1,067	1,092,221
CNX Resources Corp.
6.00%, 01/15/2029(b)		625	583,062
7.375%, 01/15/2031(b)		7	6,866
Comstock Resources, Inc. 5.875%, 01/15/2030(b)		30	25,939
6.75%, 03/01/2029(b)		294	270,519

28 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Crescent Energy Finance LLC 7.25%, 05/01/2026(b)	U.S.$	832	$815,416
9.25%, 02/15/2028(b)		364	371,621
CVR Energy, Inc. 5.25%, 02/15/2025(b)		223	217,372
Earthstone Energy Holdings LLC 9.875%, 07/15/2031(b)		116	126,645
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		1,676	1,610,559
Enerflex Ltd. 9.00%, 10/15/2027(b)		337	332,852
EnLink Midstream Partners LP Series C 9.78% (SOFR + 4.37%), 10/30/2023(j)(l)		2,734	2,472,401
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		811	722,044
4.75%, 01/15/2031(b)		859	739,392
FTAI Infra Escrow Holdings LLC 10.50%, 06/01/2027(b)		336	334,267
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		92	88,312
6.50%, 10/01/2025		411	404,277
7.75%, 02/01/2028		440	416,607
8.00%, 01/15/2027		522	503,255
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	408,250
7.00%, 08/01/2027		403	393,142
Gulfport Energy Corp. 6.00%, 10/15/2024(e)(k)		589	371
6.375%, 05/15/2025(e)(k)		1,547	975
6.375%, 01/15/2026(e)(k)		1,710	1,077
6.625%, 05/01/2023(d)(e)		161	101
8.00%, 05/17/2026(b)		610	611,110
Harbour Energy PLC 5.50%, 10/15/2026(b)		200	187,515
Hess Midstream Operations LP 5.625%, 02/15/2026(b)		481	464,688
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		233	210,769
6.00%, 02/01/2031(b)		340	299,092
6.25%, 04/15/2032(b)		96	85,212
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(b)		627	632,897
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(b)		200	194,496

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ITT Holdings LLC 6.50%, 08/01/2029(b)	U.S.$	2,299	$1,965,651
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(b)		331	333,175
MEG Energy Corp. 5.875%, 02/01/2029(b)		231	215,685
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(b)		867	839,615
10.50%, 05/15/2027(b)		202	202,773
Nabors Industries Ltd. 7.25%, 01/15/2026(b)		403	388,152
7.50%, 01/15/2028(b)		2,085	1,925,059
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		319	309,429
New Fortress Energy, Inc. 6.75%, 09/15/2025(b)		1,126	1,075,356
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(b)		1,683	1,663,700
NuStar Logistics LP 6.375%, 10/01/2030		225	213,245
Oceaneering International, Inc. 6.00%, 02/01/2028(b)		85	79,983
Parkland Corp. 4.50%, 10/01/2029(b)		220	189,081
4.625%, 05/01/2030(b)		220	187,781
5.875%, 07/15/2027(b)		31	29,437
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		216	203,548
7.875%, 09/15/2030(b)		77	76,736
PDC Energy, Inc. 5.75%, 05/15/2026		1,351	1,347,444
Petrofac Ltd. 9.75%, 11/15/2026(b)		200	152,507
Range Resources Corp. 4.875%, 05/15/2025		418	405,249
Rockies Express Pipeline LLC 3.60%, 05/15/2025(b)		442	416,760
Southwestern Energy Co. 5.375%, 02/01/2029		187	172,128
8.375%, 09/15/2028		120	123,935
Strathcona Resources Ltd./Alberta 6.875%, 08/01/2026(b)		357	336,566
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a)(b)		1,086	1,043,630

30 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	U.S.$	114	$100,013
5.875%, 03/15/2028		774	740,655
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	141,233
6.00%, 09/01/2031(b)		72	62,710
Transocean Aquila Ltd. 8.00%, 09/30/2028(b)		743	743,003
Transocean, Inc. 11.50%, 01/30/2027(b)		211	221,233
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	3,865
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(b)		890	730,475
Venture Global LNG, Inc. 8.125%, 06/01/2028(b)		1,108	1,097,219
8.375%, 06/01/2031(b)		1,107	1,091,333
Weatherford International Ltd. 8.625%, 04/30/2030(b)		175	176,118

			41,729,151

Other Industrial – 0.2%
AECOM 5.125%, 03/15/2027		374	353,453
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		100	88,634
Grand Canyon University 4.125%, 10/01/2024		223	212,914
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		768	766,101
7.75%, 03/15/2031(b)		703	713,625

			2,134,727

Services – 3.3%
ADT Security Corp. (The) 4.875%, 07/15/2032(b)		1,012	843,281
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	245,062
6.625%, 07/15/2026(b)		312	295,906
9.75%, 07/15/2027(b)		1,601	1,431,212
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	221,083
4.625%, 06/01/2028(b)	U.S.$	1,727	1,434,458
4.875%, 06/01/2028(b)	GBP	1,010	980,688

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	$3,631
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	1,893,999
APX Group, Inc. 5.75%, 07/15/2029(b)		1,504	1,268,907
6.75%, 02/15/2027(b)		676	651,105
Aramark Services, Inc. 5.00%, 02/01/2028(b)		1,064	982,989
Block, Inc. 2.75%, 06/01/2026		623	559,650
3.50%, 06/01/2031		1,474	1,158,414
Brink’s Co. (The) 4.625%, 10/15/2027(b)		176	160,636
Cars.com, Inc. 6.375%, 11/01/2028(b)		830	754,677
CoreLogic, Inc. 4.50%, 05/01/2028(b)		119	90,396
Garda World Security Corp. 4.625%, 02/15/2027(b)		102	93,224
6.00%, 06/01/2029(b)		179	146,413
7.75%, 02/15/2028(b)		1,333	1,308,510
9.50%, 11/01/2027(b)		479	457,606
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		234	181,722
IHS Markit Ltd. 4.75%, 08/01/2028		104	98,273
ION Trading Technologies SARL 5.75%, 05/15/2028(b)		1,067	928,999
Korn Ferry 4.625%, 12/15/2027(b)		402	369,840
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		1,950	1,547,495
Mobius Merger Sub, Inc. 9.00%, 06/01/2030(b)		367	341,225
Monitronics International, Inc. 9.125%, 04/01/2020(c)(d)(e)(f)		958	– 0	–
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,634,736
5.75%, 11/01/2028(b)(i)		3,593	2,692,082
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		2,563	2,322,869
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		423	370,321
5.25%, 04/15/2024(b)		19	18,892
6.25%, 01/15/2028(b)		1,515	1,402,911

32 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Q-Park Holding I BV 2.00%, 03/01/2027(b)	EUR	579	$527,390
Rakuten Group, Inc. 10.25%, 11/30/2024(b)	U.S.$	402	404,096
Shutterfly Finance LLC 8.50% (4.25% Cash and 4.25% PIK), 10/01/2027(b)(g)		58	38,558
9.75%, 10/01/2027(b)		7	6,955
Sotheby’s 7.375%, 10/15/2027(b)		212	195,269
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(b)		205	164,535
TriNet Group, Inc. 3.50%, 03/01/2029(b)		413	347,821
Verscend Escrow Corp. 9.75%, 08/15/2026(b)		551	551,046
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(b)		26	24,272
WW International, Inc. 4.50%, 04/15/2029(b)		468	324,885
ZipRecruiter, Inc. 5.00%, 01/15/2030(b)		25	19,762

			29,495,801

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)		725	614,974
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)(i)		1,754	1,464,747
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(b)		33	31,985
Cloud Software Group, Inc. 6.50%, 03/31/2029(b)		216	189,902
CommScope Technologies LLC 5.00%, 03/15/2027(b)		255	147,279
CommScope, Inc. 4.75%, 09/01/2029(b)		637	468,916
6.00%, 03/01/2026(b)		276	257,461
8.25%, 03/01/2027(b)		86	56,469
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(b)		18	15,365
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(b)		51	43,761
CWT Travel Group, Inc. 8.50%, 11/19/2026(b)		321	175,064

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Entegris Escrow Corp. 5.95%, 06/15/2030(b)	U.S.$	1,146	$1,059,785
Fair Isaac Corp. 4.00%, 06/15/2028(b)		407	363,690
Gen Digital, Inc. 6.75%, 09/30/2027(b)		1,271	1,245,289
7.125%, 09/30/2030(b)		586	577,865
GoTo Group, Inc. 5.50%, 09/01/2027(b)		2,165	1,186,322
Imola Merger Corp. 4.75%, 05/15/2029(b)		968	847,297
MicroStrategy, Inc. 6.125%, 06/15/2028(b)		363	322,573
NCR Corp. 5.125%, 04/15/2029(b)		963	849,246
5.75%, 09/01/2027(b)		89	89,684
ON Semiconductor Corp. 3.875%, 09/01/2028(b)		383	338,314
Open Text Corp. 3.875%, 02/15/2028(b)		369	322,301
Playtika Holding Corp. 4.25%, 03/15/2029(b)		1,104	924,330
Presidio Holdings, Inc. 4.875%, 02/01/2027(b)		98	90,578
8.25%, 02/01/2028(b)		1,740	1,661,610
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(b)		3,885	1,818,261
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	95,344
Seagate HDD Cayman 3.375%, 07/15/2031		45	31,487
4.091%, 06/01/2029		1,214	1,046,859
4.125%, 01/15/2031		38	30,200
4.75%, 01/01/2025		292	284,968
5.75%, 12/01/2034		231	195,348
8.25%, 12/15/2029(b)		956	980,472
8.50%, 07/15/2031(b)		1,012	1,037,125
Sensata Technologies BV 5.00%, 10/01/2025(b)		219	212,393
Sensata Technologies, Inc. 3.75%, 02/15/2031(b)		474	383,054
TTM Technologies, Inc. 4.00%, 03/01/2029(b)		375	313,984
Vericast Corp. 11.00%, 09/15/2026(b)		130	135,860
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		3,229	2,701,397

34 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Viasat, Inc. 5.625%, 04/15/2027(b)	U.S.$	435	$377,120
Virtusa Corp. 7.125%, 12/15/2028(b)		717	579,096
Xerox Corp. 6.75%, 12/15/2039		42	31,612
Xerox Holdings Corp. 5.50%, 08/15/2028(b)		442	371,198

			23,970,585

Transportation - Airlines – 0.8%
Air Canada 3.875%, 08/15/2026(b)		417	378,595
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	119,432
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		1,487	1,453,936
5.75%, 04/20/2029(b)		1,125	1,045,777
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(b)		2,103	1,892,810
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		1,590	1,589,701
United Airlines, Inc. 4.375%, 04/15/2026(b)		601	556,137
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, 02/01/2030(b)		15	11,532
7.875%, 05/01/2027(b)		428	368,615

			7,416,535

Transportation - Services – 0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	625	624,829
6.125%, 10/15/2026(b)	U.S.$	657	621,571
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	578,249
5.375%, 03/01/2029(b)		434	386,080
5.75%, 07/15/2027(b)		1,031	973,039
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)	EUR	132	116,646
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		1,214	925,351

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hertz Corp. (The) 4.625%, 12/01/2026(b)	U.S.$	1,153	$1,022,075
5.00%, 12/01/2029(b)		1,308	1,025,450
Loxam SAS 2.875%, 04/15/2026(b)	EUR	301	293,598
4.50%, 02/15/2027(b)		629	628,672
Rand Parent LLC 8.50%, 02/15/2030(b)	U.S.$	372	344,045
United Rentals North America, Inc. 3.875%, 02/15/2031		178	148,082
4.00%, 07/15/2030		206	175,684
4.875%, 01/15/2028		112	104,834
5.50%, 05/15/2027		222	215,775
Williams Scotsman International, Inc. 4.625%, 08/15/2028(b)		76	68,020

			8,252,000

			429,743,495

Financial Institutions – 5.0%
Banking – 0.1%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		256	158,720
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		1,157	1,089,031
Freedom Mortgage Corp. 7.625%, 05/01/2026(b)		35	32,623
12.00%, 10/01/2028(b)		77	78,156

			1,358,530

Brokerage – 0.8%
AG Issuer LLC 6.25%, 03/01/2028(b)		376	351,297
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		714	719,157
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,522,612
NFP Corp. 6.875%, 08/15/2028(b)		1,494	1,280,436
7.50%, 10/01/2030(b)		1,323	1,268,466
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,432,069

			7,574,037

Finance – 2.0%
Aircastle Ltd. 5.25%, 06/15/2026(b)(l)		1,374	1,085,009
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	945,432

36 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNG Holdings, Inc. 14.50%, 06/30/2026(b)	U.S.$	794	$678,870
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,277	1,116,523
Curo Group Holdings Corp. 7.50%, 08/01/2028(b)		3,647	1,457,379
Enova International, Inc. 8.50%, 09/01/2024(b)		343	341,204
8.50%, 09/15/2025(b)		1,996	1,951,019
GGAM Finance Ltd. 7.75%, 05/15/2026(b)		662	656,588
8.00%, 06/15/2028(b)		993	993,138
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,234	1,880,548
LD Holdings Group LLC 6.125%, 04/01/2028(b)		421	265,217
6.50%, 11/01/2025(b)		85	70,547
Midcap Financial Issuer Trust 5.625%, 01/15/2030(b)		216	168,398
6.50%, 05/01/2028(b)		231	200,392
Navient Corp. 4.875%, 03/15/2028		1,706	1,450,100
5.00%, 03/15/2027		792	711,910
5.50%, 03/15/2029		79	66,366
5.625%, 08/01/2033		40	29,248
6.75%, 06/25/2025		954	939,579
6.75%, 06/15/2026		835	807,203
OneMain Finance Corp. 3.50%, 01/15/2027		174	149,000
7.125%, 03/15/2026		180	176,011
9.00%, 01/15/2029		76	75,698
PennyMac Financial Services, Inc. 4.25%, 02/15/2029(b)		174	140,630
5.75%, 09/15/2031(b)		67	54,684
SLM Corp. 3.125%, 11/02/2026		188	163,457
Synchrony Financial 7.25%, 02/02/2033		1,795	1,581,220

			18,155,370

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		53	44,417
10.125%, 08/01/2026(b)		559	571,550
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(b)(g)(i)		1,926	1,885,178

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HUB International Ltd. 7.00%, 05/01/2026(b)	U.S.$	292	$291,350
7.25%, 06/15/2030(b)		1,476	1,468,951

			4,261,446

Other Finance – 0.5%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,709,301
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		1,281	922,681
3.625%, 10/01/2031(b)		818	544,608
CURO Group Holdings Corp. 18.00%, 08/02/2027(c)		1,526	1,464,919

			4,641,509

REITs – 1.1%
Aedas Homes Opco SLU Series 2022-1A 4.00%, 08/15/2026	EUR	1,580	1,549,936
Agps Bondco PLC 5.50%, 11/13/2026(a)(b)		200	84,943
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 04/15/2030(b)	U.S.$	134	120,574
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)		16	12,087
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		2,519	2,100,133
5.75%, 05/15/2026(b)		350	321,048
Diversified Healthcare Trust 4.75%, 02/15/2028		23	16,701
Howard Hughes Corp. (The) 4.125%, 02/01/2029(b)		128	102,354
Hunt Cos., Inc. 5.25%, 04/15/2029(b)		32	25,120
Iron Mountain, Inc. 5.25%, 03/15/2028(b)		1,943	1,787,827
5.625%, 07/15/2032(b)		169	145,725
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		99	80,099
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		257	199,026

38 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Office Properties Income Trust 3.45%, 10/15/2031	U.S.$	863	$437,027
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)		9	6,494
Rithm Capital Corp. 6.25%, 10/15/2025(b)		333	315,769
Service Properties Trust 4.75%, 10/01/2026		89	76,417
4.95%, 10/01/2029		85	64,292
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/2028(b)		43	42,143
Via Celere Desarrollos Inmobiliarios SA Series 2020-1A 5.25%, 04/01/2026	EUR	771	766,327
Vivion Investments SARL 3.00%, 08/08/2024(b)		1,000	962,850
Series E 7.90%, 02/28/2029(a)(b)(g)		400	312,940

			9,529,832

			45,520,724

Utility – 0.9%
Electric – 0.6%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	184	149,943
Calpine Corp. 5.125%, 03/15/2028(b)		304	270,720
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(b)	EUR	167	144,793
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(b)	U.S.$	27	24,464
4.50%, 09/15/2027(b)		108	97,811
NRG Energy, Inc. 3.375%, 02/15/2029(b)		158	127,522
3.875%, 02/15/2032(b)		2,090	1,567,548
6.625%, 01/15/2027		7	6,858
10.25%, 03/15/2028(b)(l)		842	824,563
PG&E Corp. 5.25%, 07/01/2030		163	141,884
Vistra Corp. 7.00%, 12/15/2026(b)(l)		835	768,059
8.00%, 10/15/2026(b)(l)		1,003	962,569
Vistra Operations Co., LLC 5.50%, 09/01/2026(b)		445	423,845
5.625%, 02/15/2027(b)		163	154,422

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.75%, 10/15/2031(b)	U.S.$	77	$75,858

			5,740,859

Natural Gas – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		230	215,592
5.875%, 08/20/2026		140	134,494
UGI International LLC 2.50%, 12/01/2029(b)	EUR	1,169	1,021,951

			1,372,037

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(b)	U.S.$	1,376	1,328,214

			8,441,110

Total Corporates – Non-Investment Grade (cost $542,264,433)			483,705,329

CORPORATES - INVESTMENT GRADE – 19.7%
Industrial – 10.4%
Basic – 1.0%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		1,515	1,227,529
8.50%, 01/12/2031(b)		915	908,250
Celanese US Holdings LLC 6.05%, 03/15/2025		170	169,345
6.35%, 11/15/2028		389	384,020
6.55%, 11/15/2030		940	919,726
Freeport Indonesia PT 4.763%, 04/14/2027(b)		281	266,571
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,189
Glencore Funding LLC 6.50%, 10/06/2033(b)		1,173	1,170,745
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	321,345
INEOS Finance PLC 3.375%, 03/31/2026(b)	EUR	351	348,980
MEGlobal Canada ULC 5.875%, 05/18/2030(b)	U.S.$	343	339,556
Nexa Resources SA 6.50%, 01/18/2028(b)		773	731,884
Olin Corp. 5.00%, 02/01/2030		85	75,572
5.625%, 08/01/2029		735	691,545

40 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	U.S.$	238	$243,633
Suzano Austria GmbH 3.75%, 01/15/2031		262	215,822
5.00%, 01/15/2030		218	197,800
Series DM3N 3.125%, 01/15/2032		331	253,711
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		272	234,894
4.625%, 06/16/2030(b)		673	538,400

			9,240,517

Capital Goods – 0.1%
Howmet Aerospace, Inc. 3.00%, 01/15/2029		22	18,630
5.90%, 02/01/2027		119	116,928
6.875%, 05/01/2025		499	500,672
Regal Rexnord Corp. 6.30%, 02/15/2030(b)		235	227,730
6.40%, 04/15/2033(b)		277	266,659
Weir Group PLC (The) 2.20%, 05/13/2026(b)		200	179,797

			1,310,416

Communications - Media – 0.7%
Cox Communications, Inc. 5.70%, 06/15/2033(b)		442	425,287
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,634	2,329,853
Discovery Communications LLC 4.125%, 05/15/2029		179	159,664
Prosus NV 3.061%, 07/13/2031(b)		857	636,280
4.027%, 08/03/2050(b)		331	188,703
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		505	409,050
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		745	687,678
4.279%, 03/15/2032		1,034	877,537
Weibo Corp. 3.375%, 07/08/2030		513	398,827

			6,112,879

Communications - Telecommunications – 0.2%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		118	106,532

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sprint Capital Corp. 8.75%, 03/15/2032	U.S.$	666	$771,028
Sprint LLC 7.625%, 03/01/2026		186	191,367
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(b)		718	574,486

			1,643,413

Consumer Cyclical - Automotive – 3.1%
Ford Motor Co. 3.25%, 02/12/2032		3,020	2,322,630
6.10%, 08/19/2032		4,493	4,233,973
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		793	706,023
4.063%, 11/01/2024		469	453,842
4.271%, 01/09/2027		220	203,365
4.687%, 06/09/2025		200	191,893
4.95%, 05/28/2027		1,160	1,088,874
6.80%, 05/12/2028		2,512	2,508,393
7.35%, 11/04/2027		4,412	4,500,857
Series G 4.389%, 01/08/2026		200	188,780
General Motors Co. 5.20%, 04/01/2045		19	14,790
General Motors Financial Co., Inc. 2.70%, 06/10/2031		130	99,498
5.65%, 01/17/2029		30	29,062
5.85%, 04/06/2030		1,927	1,844,770
6.40%, 01/09/2033(i)		1,708	1,664,287
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(b)		3,503	3,462,359
Hyundai Capital America 6.10%, 09/21/2028(b)		1,745	1,733,354
Lear Corp. 3.50%, 05/30/2030		3	2,548
4.25%, 05/15/2029		17	15,432
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(b)		310	269,656
2.45%, 09/15/2028(b)		575	465,359
2.75%, 03/09/2028(b)		1,245	1,042,273
6.95%, 09/15/2026(b)		77	77,518
7.05%, 09/15/2028(b)		77	76,945
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		1,084	989,472
4.81%, 09/17/2030(b)		233	201,726

			28,387,679

42 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(b)	U.S.$	1,152	$1,066,255
3.75%, 04/01/2029(b)		383	333,305
5.875%, 12/15/2027(b)		578	560,970

			1,960,530

Consumer Cyclical - Other – 0.9%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(b)		239	213,036
International Game Technology PLC 3.50%, 06/15/2026(b)	EUR	214	215,859
4.125%, 04/15/2026(b)	U.S.$	1,760	1,653,679
Las Vegas Sands Corp. 3.50%, 08/18/2026		74	67,328
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,575,980
Owens Corning 7.00%, 12/01/2036(a)		777	820,723
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		1,400	1,119,749
4.625%, 04/06/2031(b)		1,100	821,051
8.45%, 07/27/2030(b)		200	192,799
Sands China Ltd. 3.50%, 08/08/2031(a)		285	224,178
4.30%, 01/08/2026(a)		200	186,774
4.875%, 06/18/2030(a)		935	806,660

			7,897,816

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(b)		316	276,396
5.875%, 03/15/2030(b)		1,064	901,788
6.125%, 03/15/2032(b)		509	420,264

			1,598,448

Consumer Non-Cyclical – 0.9%
BAT Capital Corp. 6.421%, 08/02/2033		1,197	1,161,198
7.079%, 08/02/2043		77	73,836
7.081%, 08/02/2053		77	72,666
7.75%, 10/19/2032		665	702,407
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	662,050
4.00%, 03/15/2031(b)		991	837,995

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

IQVIA, Inc. 5.70%, 05/15/2028(b)	U.S.$	340	$330,334
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(b)		1,344	1,304,766
7.25%, 11/15/2053(b)		77	74,149
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,249	966,861
6.875%, 05/15/2034		1,581	1,552,339
Reynolds American, Inc. 5.85%, 08/15/2045		171	141,373

			7,879,974

Energy – 2.1%
Apache Corp. 4.75%, 04/15/2043		8	5,854
5.10%, 09/01/2040		24	19,103
Cenovus Energy, Inc. 6.75%, 11/15/2039		30	29,923
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	545,868
Columbia Pipelines Operating Co., LLC 5.927%, 08/15/2030(b)		228	224,552
6.036%, 11/15/2033(b)		320	312,623
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		83	62,101
5.75%, 01/15/2031(b)		906	850,379
Ecopetrol SA 4.625%, 11/02/2031		841	642,061
6.875%, 04/29/2030		782	710,838
8.625%, 01/19/2029		1,118	1,119,230
8.875%, 01/13/2033		531	517,313
EnLink Midstream LLC 5.625%, 01/15/2028(b)		23	21,760
EnLink Midstream Partners LP 4.85%, 07/15/2026		440	414,765
5.05%, 04/01/2045		807	613,649
5.60%, 04/01/2044		104	86,052
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		345	304,433
EQT Corp. 3.90%, 10/01/2027		291	269,279
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(b)		403	405,982
KazMunayGas National Co. JSC 4.75%, 04/19/2027(b)		543	508,150

44 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 04/24/2030(b)	U.S.$	1,383	$1,254,990
Occidental Petroleum Corp. 4.40%, 04/15/2046		62	45,488
5.50%, 12/01/2025		158	155,910
5.55%, 03/15/2026		18	17,775
5.875%, 09/01/2025		21	20,904
6.20%, 03/15/2040		2	1,905
6.45%, 09/15/2036		59	57,942
7.50%, 05/01/2031		2,480	2,622,588
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	377,784
ONEOK, Inc. 6.05%, 09/01/2033		703	690,874
Ovintiv, Inc. 5.65%, 05/15/2028		777	760,041
6.25%, 07/15/2033		1,110	1,074,568
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,212	917,848
Var Energi ASA 7.50%, 01/15/2028(b)		894	917,811
8.00%, 11/15/2032(b)		1,585	1,658,406
Western Midstream Operating LP 3.10%, 02/01/2025(a)		153	146,583
3.95%, 06/01/2025		225	216,111
4.05%, 02/01/2030(a)		150	130,825
4.75%, 08/15/2028		27	25,242
5.45%, 04/01/2044		193	155,703

			18,913,213

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(b)		1,067	1,042,476
6.25%, 06/15/2033(b)		945	914,054

			1,956,530

Services – 0.2%
Gartner, Inc. 3.625%, 06/15/2029(b)		262	224,500
4.50%, 07/01/2028(b)		210	191,601
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(b)		1,210	1,211,531
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	4,396

			1,632,028

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.2%
Lenovo Group Ltd. 3.421%, 11/02/2030(b)	U.S.$	289	$235,232
5.831%, 01/27/2028(b)		597	583,914
SK Hynix, Inc. 2.375%, 01/19/2031(b)		408	306,624
6.25%, 01/17/2026(b)		301	300,762
6.50%, 01/17/2033(b)		258	251,836
Western Digital Corp. 2.85%, 02/01/2029		59	47,287
3.10%, 02/01/2032		130	95,086
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(b)		318	235,943

			2,056,684

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust Series 2015-1, Class A 3.375%, 05/01/2027		258	228,449
Delta Air Lines, Inc. 2.90%, 10/28/2024		474	455,559
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)		716	681,001
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(b)		1,861	1,846,812

			3,211,821

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		390	337,202

Transportation - Services – 0.0%
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		235	230,069

			94,369,219

Financial Institutions – 8.7%
Banking – 6.1%
AIB Group PLC 4.263%, 04/10/2025(b)		526	518,505
6.608%, 09/13/2029(b)		429	427,973
7.583%, 10/14/2026(b)		1,117	1,137,124
Ally Financial, Inc. 5.75%, 11/20/2025		22	21,407
6.70%, 02/14/2033		1,158	1,006,963
8.00%, 11/01/2031		548	551,970

46 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series B 4.70%, 05/15/2026(l)	U.S.$	2,950	$2,023,088
Banco Santander SA 3.225%, 11/22/2032		200	151,839
6.921%, 08/08/2033		2,600	2,497,162
Bank of America Corp. Series U 8.806% (SOFR + 3.40%), 10/30/2023(j)(l)		316	315,924
Series X 6.25%, 09/05/2024(l)		1,199	1,187,887
Barclays PLC 6.125%, 12/15/2025(l)		1,402	1,270,640
7.119%, 06/27/2034		361	348,322
7.125%, 06/15/2025(l)	GBP	404	459,560
BNP Paribas SA 4.625%, 02/25/2031(b)(l)	U.S.$	1,350	958,652
7.375%, 08/19/2025(b)(l)		755	738,364
8.50%, 08/14/2028(b)(l)		1,205	1,183,157
CaixaBank SA 5.875%, 10/09/2027(b)(l)	EUR	1,000	950,722
6.84%, 09/13/2034(b)	U.S.$	1,227	1,207,072
Capital One Financial Corp. 2.359%, 07/29/2032		423	288,236
Citigroup, Inc. 7.625%, 11/15/2028(l)		592	578,046
9.699% (SOFR + 4.33%), 10/30/2023(j)(l)		1,107	1,108,042
Series W 4.00%, 12/10/2025(l)		413	361,664
Credit Agricole SA 8.125%, 12/23/2025(b)(l)		1,461	1,451,869
8.125%, 03/23/2172(l)		448	445,266
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	145,817
6.72%, 01/18/2029		1,317	1,308,788
7.079%, 02/10/2034		1,509	1,362,295
7.146%, 07/13/2027		573	576,635
Discover Financial Services 6.70%, 11/29/2032		286	276,234
Goldman Sachs Group, Inc. (The) Series P 8.501% (SOFR + 3.14%), 10/30/2023(j)(l)		1,130	1,126,061
Series W 7.50%, 02/10/2029(l)		903	894,244
HSBC Holdings PLC 4.762%, 03/29/2033		901	769,012
8.113%, 11/03/2033		1,024	1,080,226

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 4.75%, 07/04/2029(b)(l)	EUR	1,595	$1,404,232
Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)	U.S.$	331	323,689
5.71%, 01/15/2026(b)		1,650	1,578,371
6.625%, 06/20/2033(b)		997	941,852
7.00%, 11/21/2025(b)		355	358,861
JPMorgan Chase & Co. Series Q 8.884% (SOFR + 3.51%), 11/01/2023(j)(l)		1,212	1,213,815
Series R 8.934% (SOFR + 3.56%), 11/01/2023(j)(l)		89	89,312
Lloyds Banking Group PLC 7.50%, 06/27/2024(l)		212	207,360
7.50%, 09/27/2025(l)		680	635,256
7.953%, 11/15/2033		854	884,116
8.00%, 09/27/2029(l)		801	714,930
Nordea Bank Abp 6.625%, 03/26/2026(b)(l)		3,065	2,884,075
PNC Financial Services Group, Inc. (The) Series R 8.711% (SOFR + 3.30%), 12/01/2023(j)(l)		503	501,612
Santander Holdings USA, Inc. 6.499%, 03/09/2029		1,967	1,919,243
6.565%, 06/12/2029		1,802	1,756,360
Santander UK Group Holdings PLC 6.833%, 11/21/2026		3,782	3,801,846
Standard Chartered PLC 6.17%, 01/09/2027(b)		449	446,929
6.187%, 07/06/2027(b)		433	431,444
7.776%, 11/16/2025(b)		467	475,454
Swedbank AB Series NC5 5.625%, 09/17/2024(b)(l)		1,000	957,385
Synchrony Bank 5.625%, 08/23/2027		727	675,170
Truist Financial Corp. Series L 8.773% (SOFR + 3.36%), 12/15/2024(j)(l)		1,397	1,376,142
UBS Group AG 6.373%, 07/15/2026(b)		712	709,670
7.00%, 02/19/2025(b)(l)		620	601,825
UniCredit SpA 1.982%, 06/03/2027(b)		915	808,242
5.459%, 06/30/2035(b)		243	204,145
7.296%, 04/02/2034(b)		200	188,570

48 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 7.625%, 09/15/2028(l)	U.S.$	843	$853,358

			55,672,030

Brokerage – 0.2%
Abrdn PLC 4.25%, 06/30/2028(b)		341	290,723
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		1,251	1,045,246

			1,335,969

Finance – 1.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		1,229	1,080,113
Aircastle Ltd. 5.25%, 08/11/2025(b)		2,239	2,180,407
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		844	735,909
3.50%, 11/01/2027(b)		295	259,994
4.125%, 08/01/2025(b)		395	375,767
4.875%, 10/01/2025(b)		319	306,172
6.375%, 07/15/2030(b)		1,098	1,062,574
Blue Owl Capital Corp. 3.40%, 07/15/2026		337	302,165
Enact Holdings, Inc. 6.50%, 08/15/2025(b)		215	211,946
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	203,302
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(b)	U.S.$	200	170,492
Huarong Finance 2019 Co., Ltd. Series E 3.75%, 05/29/2024(b)		343	331,153
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	174,724
4.875%, 11/22/2026(b)		430	370,626
5.50%, 01/16/2025(b)		1,082	1,016,615
ILFC E-Capital Trust II 7.459% (LIBOR 3 Month + 1.80%), 12/21/2065(b)(j)		2,000	1,500,024
United Wholesale Mortgage LLC 5.50%, 04/15/2029(b)		145	122,519

			10,404,502

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 1.1%
Aegon NV 5.50%, 04/11/2048	U.S.$	314	$290,250
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,550,959
American International Group, Inc. Series A-9 5.75%, 04/01/2048		319	296,286
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(b)		308	288,654
Enstar Finance LLC 5.50%, 01/15/2042		262	209,462
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		62	44,975
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)		43	35,417
7.80%, 03/15/2037(b)		2,187	2,206,597
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,011,082
Prudential Financial, Inc. 5.20%, 03/15/2044		340	334,016
Sammons Financial Group, Inc. 3.35%, 04/16/2031(b)		388	291,559
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,478,656

			10,037,913

REITs – 0.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027(b)		19	14,717
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP 4.50%, 09/30/2028(b)		424	322,260
Trust Fibra Uno 4.869%, 01/15/2030(b)		1,480	1,251,828
WEA Finance LLC 2.875%, 01/15/2027(b)		117	100,404
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(b)		212	203,889

			1,893,098

			79,343,512

50 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.6%
Electric – 0.6%
Alexander Funding Trust II 7.467%, 07/31/2028(b)	U.S.$	685	$684,433
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		452	419,860
Edison International 8.125%, 06/15/2053		319	318,958
Electricite de France SA 9.125%, 03/15/2033(b)(l)		427	443,673
Enel Finance International NV 7.50%, 10/14/2032(b)		1,190	1,269,960
FirstEnergy Corp. Series C 5.10%, 07/15/2047(a)		7	5,941
NRG Energy, Inc. 4.45%, 06/15/2029(b)		154	133,956
7.00%, 03/15/2033(b)		323	310,114
Pacific Gas and Electric Co. 6.75%, 01/15/2053		76	71,360
Palomino Funding Trust I 7.233%, 05/17/2028(b)		1,703	1,707,977

			5,366,232

Total Corporates – Investment Grade (cost $185,707,829)			179,078,963

EMERGING MARKETS - CORPORATE BONDS – 5.3%
Industrial – 4.8%
Basic – 1.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		1,174	704,506
7.45%, 11/15/2029(b)		1,010	627,574
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	934,334
Consolidated Energy Finance SA 5.625%, 10/15/2028(b)		196	162,747
CSN Inova Ventures 6.75%, 01/28/2028(b)		2,644	2,445,700
Eldorado Gold Corp. 6.25%, 09/01/2029(b)		986	850,307
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,158,988
7.50%, 04/01/2025(b)		261	259,987
8.625%, 06/01/2031(b)		832	827,840
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(b)		1,431	1,413,227

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JSW Steel Ltd. 3.95%, 04/05/2027(b)	U.S.$	409	$358,178
5.05%, 04/05/2032(b)		658	528,900
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		668	642,394
Stillwater Mining Co. 4.00%, 11/16/2026(b)		319	276,356
4.50%, 11/16/2029(b)		309	237,037
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		414	370,087
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		345	196,402

			11,994,564

Capital Goods – 0.4%
Cemex SAB de CV 5.125%, 06/08/2026(b)(l)		1,028	955,732
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	892,746
7.00%, 07/28/2030(b)		803	796,678
IHS Holding Ltd. 5.625%, 11/29/2026(b)		402	330,138
6.25%, 11/29/2028(b)		383	289,230
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)(h)		2,661	2,395

			3,266,919

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		1,130	934,906

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(b)		557	434,956
Digicel Group Holdings Ltd. 7.00%, 10/16/2023(g)(h)(l)		101	5,370
Digicel International Finance Ltd./Digicel International Holdings Ltd. 8.75%, 05/25/2024(b)		657	585,019

			1,025,345

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	200,137
7.906% (EURIBOR 3 Month + 4.12%), 02/15/2028(j)	EUR	650	691,185
Allwyn International AS 3.875%, 02/15/2027(b)		170	167,376

52 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,603	$1,317,201
5.625%, 07/17/2027(b)		965	860,433
5.75%, 07/21/2028(b)		1,255	1,088,336
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,322	1,188,703
5.25%, 06/18/2025(b)		222	212,174
5.375%, 05/15/2024(b)		398	391,121
5.875%, 05/15/2026(b)		414	392,298
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	272,261
Studio City Finance Ltd. 5.00%, 01/15/2029(b)		609	456,129
6.00%, 07/15/2025(b)		648	611,842
6.50%, 01/15/2028(b)		457	383,674
Wynn Macau Ltd. 4.875%, 10/01/2024(b)		286	277,563
5.125%, 12/15/2029(b)		241	197,620
5.50%, 01/15/2026(b)		734	680,741
5.50%, 10/01/2027(b)		947	841,324
5.625%, 08/26/2028(b)		717	618,413

			10,848,531

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2024(c)(e)(f)(k)	ZAR	45	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c)(d)(e)(f)(h)	U.S.$	1,100	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b)(c)(d)(e)(f)		771	– 0	–

			– 0	–

Consumer Non-Cyclical – 0.7%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(c)(e)(f)(h)(l)		780	341,560
BRF SA 4.875%, 01/24/2030(b)		655	528,094
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		377	338,593
MARB BondCo PLC 3.95%, 01/29/2031(b)		1,180	870,309
Rede D’or Finance SARL 4.50%, 01/22/2030(b)		223	187,710
4.95%, 01/17/2028(b)		735	670,342
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	426,941
4.375%, 05/09/2030		1,000	902,162

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	$473,319
5.125%, 05/09/2029(i)		517	467,451
7.875%, 09/15/2029		506	514,233
8.125%, 09/15/2031		506	522,472
Tonon Luxembourg SA 6.50%, 10/31/2024(e)(f)(h)(k)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(b)		327	305,866
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(d)(e)(f)(h)		4,090	408
10.875%, 01/13/2020(c)(d)(e)(f)(h)		480	48
11.75%, 02/09/2022(c)(d)(e)(f)(h)		1,620	162

			6,549,732

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		539	492,428
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	440,022
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(b)		401	398,494
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	419,741
Geopark Ltd. 5.50%, 01/17/2027(b)		561	478,252
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(b)		732	632,706
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		957	916,749
Kosmos Energy Ltd. 7.50%, 03/01/2028(b)		314	279,425
7.75%, 05/01/2027(b)		200	184,068
Leviathan Bond Ltd. 6.50%, 06/30/2027(b)		1,197	1,134,293
MV24 Capital BV 6.748%, 06/01/2034(b)		467	409,961
ReNew Pvt Ltd. 5.875%, 03/05/2027(b)		202	185,876
SEPLAT Energy PLC 7.75%, 04/01/2026(b)		381	324,284
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		558	442,427

			6,738,726

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(b)		454	402,625

54 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(b)	U.S.$	2,039	$1,799,091

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	178,351

			43,738,790

Utility – 0.3%
Electric – 0.3%
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		495	462,444
AES Andes SA 6.35%, 10/07/2079(b)		495	465,671
Diamond II Ltd. 7.95%, 07/28/2026(b)		597	588,170
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	423,011
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		403	366,730
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(b)		458	378,990
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(b)		186	178,010
Terraform Global Operating LP 6.125%, 03/01/2026(b)		118	115,762

			2,978,788

Financial Institutions – 0.2%
Banking – 0.2%
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)		928	916,400
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(b)		400	402,000

			1,318,400

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(b)(g)		188	179,443

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(b)(g)		207	8,288
5.25%, 12/27/2033(a)(b)(g)		669	26,773
7.125%, 12/26/2046(a)(b)(g)		1,852	128,111

			163,172

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITs – 0.0%
China Aoyuan Group Ltd. 5.375%, 09/13/2022(b)(d)(e)	U.S.$	247	$3,705
5.88%, 03/01/2027(b)(e)(k)		306	4,590
Yango Justice International Ltd. 8.25%, 11/25/2023(b)(e)(k)		414	4,140

			12,435

			1,673,450

Total Emerging Markets – Corporate Bonds (cost $62,650,267)			48,391,028

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
CLO - Floating Rate – 5.0%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 12.898% (SOFR + 7.59%), 04/15/2035(b)(j)		5,000	4,740,230
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.57% (SOFR + 2.26%), 04/17/2033(b)(j)		2,358	2,302,020
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class ER 11.995% (SOFR + 6.66%), 01/20/2032(b)(j)		3,100	2,823,644
Series 2021-2A, Class E 12.195% (SOFR + 6.86%), 01/20/2035(b)(j)		1,000	896,173
Series 2022-1A, Class E 13.256% (SOFR + 7.93%), 04/20/2034(b)(j)		3,700	3,563,711
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.79% (SOFR + 6.48%), 04/15/2034(b)(j)		250	241,384
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 12.38% (SOFR + 7.07%), 01/17/2034(b)(j)		2,000	1,829,850
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.872% (SOFR + 6.56%), 07/18/2030(b)(j)		417	366,661
Dryden 57 CLO Ltd. Series 2018-57A, Class E 10.826% (SOFR + 5.46%), 05/15/2031(b)(j)		275	231,859

56 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.52% (SOFR + 2.21%), 04/17/2033(b)(j)	U.S.$	3,000	$2,965,272
Series 2020-78A, Class D 8.57% (SOFR + 3.26%), 04/17/2033(b)(j)		1,329	1,252,535
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.726% (SOFR + 6.40%), 04/20/2035(b)(j)		541	473,681
Elevation CLO Ltd. Series 2020-11A, Class C 7.77% (SOFR + 2.46%), 04/15/2033(b)(j)		648	629,042
Series 2020-11A, Class D1 9.42% (SOFR + 4.11%), 04/15/2033(b)(j)		1,006	963,021
Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.538% (SOFR + 6.21%), 07/20/2034(b)(j)		250	240,970
Elmwood CLO VII Ltd. Series 2020-4A, Class E 12.67% (SOFR + 7.36%), 01/17/2034(b)(j)		402	402,658
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.588% (SOFR + 6.26%), 01/20/2034(b)(j)		350	340,457
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.938% (SOFR + 6.61%), 01/20/2035(b)(j)		650	642,311
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.582% (LIBOR 3 Month + 6.00%), 07/19/2034(b)(j)		400	384,202
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 12.258% (SOFR + 6.95%), 04/15/2035(b)(j)		2,000	1,872,874
Madison Park Funding LI Ltd. Series 2021-51A, Class E 11.852% (SOFR + 6.53%), 07/19/2034(b)(j)		250	229,797
OCP CLO Ltd. Series 2021-21A, Class E 11.868% (SOFR + 6.54%), 07/20/2034(b)(j)		250	232,803

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.707% (SOFR + 3.36%), 01/24/2033(b)(j)	U.S.$	1,701	$1,633,568
OZLM XXII Ltd. Series 2018-22A, Class D 10.87% (SOFR + 5.56%), 01/17/2031(b)(j)		349	282,463
Palmer Square CLO Ltd. Series 2021-1A, Class D 11.588% (SOFR + 6.26%), 04/20/2034(b)(j)		1,202	1,147,122
Series 2021-3A, Class E 11.72% (SOFR + 6.41%), 01/15/2035(b)(j)		4,100	3,974,872
Rad CLO 4 Ltd. Series 2019-4A, Class E 12.363% (SOFR + 7.01%), 04/25/2032(b)(j)		585	566,606
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.457% (SOFR + 6.11%), 04/23/2034(b)(j)		750	675,289
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.82% (SOFR + 6.51%), 04/15/2034(b)(j)		355	331,817
Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.206% (SOFR + 6.88%), 04/20/2035(b)(j)		349	332,834
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 12.388% (SOFR + 7.06%), 01/20/2035(b)(j)		3,600	3,558,982
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 11.908% (SOFR + 6.58%), 04/20/2034(b)(j)		250	211,913
Series 2021-2A, Class E 11.988% (SOFR + 6.66%), 07/20/2034(b)(j)		250	224,188
Series 2021-3A, Class E 12.308% (SOFR + 6.98%), 10/20/2034(b)(j)		1,062	931,834
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 12.088% (SOFR + 6.76%), 04/20/2034(b)(j)		1,238	1,199,146

58 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.738% (SOFR + 6.41%), 10/20/2034(b)(j)	U.S.$	679	$657,359
Trimaran Cavu Ltd. Series 2019-1A, Class E 12.628% (SOFR + 7.30%), 07/20/2032(b)(j)		485	453,085
Voya CLO Ltd. Series 2019-1A, Class DR 8.42% (SOFR + 3.11%), 04/15/2031(b)(j)		1,050	1,001,270

Total Collateralized Loan Obligations (cost $46,924,563)			44,807,503

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.0%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.384% (LIBOR 1 Month + 1.95%), 07/25/2029(b)(j)		928	930,566
Series 2019-4A, Class M2 8.284% (LIBOR 1 Month + 2.85%), 10/25/2029(b)(j)		475	478,789
Eagle Re Ltd. Series 2018-1, Class M2 8.429% (LIBOR 1 Month + 3.00%), 11/25/2028(b)(j)		2,764	2,771,066
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.679% (SOFR + 4.36%), 11/25/2023(j)		702	704,843
Series 2014-DN3, Class M3 9.429% (SOFR + 4.11%), 08/25/2024(j)		33	33,214
Series 2014-HQ2, Class M3 9.179% (SOFR + 3.86%), 09/25/2024(j)		1,262	1,289,682
Series 2015-DNA1, Class B 14.629% (SOFR + 9.31%), 10/25/2027(j)		592	640,676
Series 2015-DNA2, Class B 12.979% (SOFR + 7.66%), 12/25/2027(j)		1,270	1,338,413
Series 2015-DNA3, Class B 14.779% (SOFR + 9.46%), 04/25/2028(j)		1,014	1,105,396
Series 2015-HQA1, Class B 14.229% (SOFR + 8.91%), 03/25/2028(j)		1,002	1,047,118

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-DNA2, Class B 15.929% (SOFR + 10.61%), 10/25/2028(j)	U.S.$	853	$961,627
Series 2016-DNA3, Class B 16.679% (SOFR + 11.36%), 12/25/2028(j)		2,743	3,155,265
Series 2016-DNA4, Class B 14.029% (SOFR + 8.71%), 03/25/2029(j)		392	428,768
Series 2016-HQA2, Class B 16.929% (SOFR + 11.61%), 11/25/2028(j)		420	483,975
Series 2020-HQA2, Class M2 8.529% (SOFR + 3.21%), 03/25/2050(b)(j)		34	35,466
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.829% (SOFR + 4.51%), 01/25/2024(j)		616	622,146
Series 2015-C04, Class 1M2 11.129% (SOFR + 5.81%), 04/25/2028(j)		938	1,000,736
Series 2015-C04, Class 2M2 10.979% (SOFR + 5.66%), 04/25/2028(j)		258	268,017
Series 2016-C01, Class 1B 17.179% (SOFR + 11.86%), 08/25/2028(j)		674	776,292
Series 2016-C01, Class 2M2 12.379% (SOFR + 7.06%), 08/25/2028(j)		130	136,988
Series 2016-C02, Class 1B 17.679% (SOFR + 12.36%), 09/25/2028(j)		446	524,238
Series 2016-C02, Class 1M2 11.429% (SOFR + 6.11%), 09/25/2028(j)		351	368,272
Series 2016-C03, Class 1B 17.179% (SOFR + 11.86%), 10/25/2028(j)		371	432,058
Series 2016-C03, Class 2B 18.179% (SOFR + 12.86%), 10/25/2028(j)		630	742,645
Series 2016-C04, Class 1B 15.679% (SOFR + 10.36%), 01/25/2029(j)		1,476	1,669,620
Series 2016-C05, Class 2B 16.18% (SOFR + 10.86%), 01/25/2029(j)		1,815	2,060,843
Series 2016-C06, Class 1B 14.679% (SOFR + 9.36%), 04/25/2029(j)		1,276	1,420,640
Series 2016-C07, Class 2B 14.929% (SOFR + 9.61%), 05/25/2029(j)		1,555	1,733,211

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.929% (SOFR + 5.61%), 10/25/2025(h)(j)	U.S.$	378	$383,324
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.929% (SOFR + 5.61%), 11/25/2025(h)(j)		122	125,733

			27,669,627

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		489	258,592
Series 2006-42, Class 1A6 6.00%, 01/25/2047		446	238,804
Series 2006-HY12, Class A5 4.164%, 08/25/2036		494	448,600
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		535	366,743
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		480	262,746
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.882%, 05/25/2047		72	63,788
Series 2007-4, Class 22A1 4.068%, 06/25/2047		292	259,010
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		401	141,713
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.163%, 09/25/2047		84	73,275
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.109%, 03/25/2037		45	37,746
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		422	373,383
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		178	150,910
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	58,140

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.296%, 10/25/2036	U.S.$	1,219	$335,307
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.782%, 12/28/2037		284	243,057

			3,311,814

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (SOFR + 0.71%), 04/25/2037(j)		1,939	632,195
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (SOFR + 0.71%), 08/25/2037(j)		285	109,205
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A6 0.116% (5.44% – SOFR), 04/25/2037(j)(m)		71	3,825
Series 2007-FA2, Class 1A10 5.684% (SOFR + 0.36%), 04/25/2037(j)		209	49,449
Lehman XS Trust Series 2007-10H, Class 2AIO 1.556% (6.89% – SOFR), 07/25/2037(j)(m)		112	7,904
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 1.116% (6.44% – SOFR), 12/25/2036(j)(m)		1,705	140,553
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.502% (SOFR + 0.47%), 01/25/2037(j)		5,034	1,852,698

			2,795,829

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. Series 247, Class 54 5.50%, 04/15/2036(n)		3,958	824,335
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(n)		8,851	1,779,185

			2,603,520

Total Collateralized Mortgage Obligations (cost $39,113,807)			36,380,790

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 3.8%
Industrial – 3.4%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 9.902% (SOFR 3 Month + 4.25%), 05/17/2028(o)	U.S.$	1,933	$1,588,954
Apex Tool Group, LLC 10.674% (SOFR 1 Month + 5.25%), 02/08/2029(o)		1,039	944,342
Chariot Buyer, LLC 8.666% (SOFR 1 Month + 3.25%), 11/03/2028(o)		157	154,620
TransDigm, Inc. 8.492% (SOFR 3 Month + 3.25%), 08/24/2028(o)		293	291,877

			2,979,793

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 9.943% (SOFR 1 Month + 4.50%), 10/28/2027(o)		2	2,385
10.038% (SOFR 3 Month + 4.50%), 10/28/2027(o)		1,699	1,633,512
Clear Channel Outdoor Holdings, Inc. 8.931% (SOFR 1 Month + 3.50%), 08/21/2026(o)		1	787
9.131% (SOFR 3 Month + 3.50%), 08/21/2026(o)		312	302,276
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.431% (SOFR 1 Month + 3.00%), 05/01/2026(o)		355	318,071

			2,257,031

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 10.444% (SOFR 1 Month + 5.00%), 04/27/2027(o)		1,515	1,517,118
DIRECTV Financing, LLC 10.431% (SOFR 1 Month + 5.00%), 08/02/2027(o)		574	560,287
Proofpoint, Inc. 11.681% (SOFR 1 Month + 6.25%), 08/31/2029(o)		2,480	2,482,331

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(o)	U.S.$	2,116	$2,097,032

			6,656,768

Consumer Cyclical - Automotive – 0.1%
Garret Motion SARL 9.869% (SOFR 3 Month + 4.50%), 04/30/2028(c)(o)		340	340,000
10.131% (SOFR 3 Month + 4.50%), 04/30/2028(c)(o)		510	510,000

			850,000

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.431% (SOFR 1 Month + 3.00%), 12/15/2027(o)		159	158,057

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 9.181% (SOFR 1 Month + 3.75%), 03/06/2028(o)		473	471,604

Consumer Non-Cyclical – 0.7%
Gainwell Acquisition Corp. 9.490% (SOFR 3 Month + 4.00%), 10/01/2027(o)		1,206	1,174,619
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.377% (SOFR 3 Month + 3.75%), 11/16/2025(o)		743	740,844
PetSmart, LLC 9.166% (SOFR 1 Month + 3.75%), 02/11/2028(o)		2,185	2,176,418
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.740% (SOFR 3 Month + 5.25%), 12/15/2027(o)		1,931	1,868,976

			5,960,857

Energy – 0.4%
GIP II Blue Holding, L.P. 9.946% (SOFR 1 Month + 4.50%), 09/29/2028(o)		2,318	2,216,358
Parkway Generation, LLC 10.180% (SOFR 1 Month + 4.75%), 02/18/2029(o)		1,399	1,395,376

			3,611,734

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.813% (SOFR 3 Month + 6.25%), 10/20/2028(o)	U.S.$	2,087	$1,818,275
Dealer Tire Financial, LLC 9.816% (SOFR 1 Month + 4.50%), 12/14/2027(o)		290	289,744
FCG Acquisitions, Inc. 12.402% (SOFR 3 Month + 6.75%), 03/30/2029(c)(o)		640	600,800
Rockwood Service Corporation 9.431% (SOFR 1 Month + 4.00%), 01/23/2027(o)		83	83,408

			2,792,227

Technology – 0.6%
Amentum Government Services Holdings, LLC 9.431% (SOFR 1 Month + 4.00%), 01/29/2027(o)		310	306,634
Ascend Learning, LLC 11.166% (SOFR 1 Month + 5.75%), 12/10/2029(o)		840	713,647
Banff Guarantor, Inc. 10.931% (SOFR 1 Month + 5.50%), 02/27/2026(o)		690	685,936
Boxer Parent Company, Inc. 9.181% (SOFR 1 Month + 3.75%), 10/02/2025(o)		1,471	1,468,769
FINThrive Software Intermediate Holdings, Inc. 12.196% (SOFR 1 Month + 6.75%), 12/17/2029(o)		660	409,200
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(c)(e)(k)(o)		1,518	7,592
Peraton Corp. 9.166% (SOFR 1 Month + 3.75%), 02/01/2028(o)		611	608,875
Presidio Holdings, Inc. 8.916% (SOFR 1 Month + 3.50%), 01/22/2027(c)(o)		13	12,506
8.969% (SOFR 3 Month + 3.50%), 01/22/2027(c)(o)		373	371,597
Veritas US, Inc. 10.446% (SOFR 1 Month + 5.00%), 09/01/2025(o)		573	493,506

			5,078,262

			30,816,333

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(o)	U.S.$	236	$236,488

Insurance – 0.2%
Asurion, LLC 9.666% (SOFR 1 Month + 4.25%), 08/19/2028(o)		1,652	1,602,149

			1,838,637

Utility – 0.2%
Electric – 0.2%
Granite Generation, LLC 9.181% (SOFR 1 Month + 3.75%), 11/09/2026(o)		1,737	1,697,017

Total Bank Loans (cost $36,869,202)			34,351,987

EMERGING MARKETS - SOVEREIGNS – 2.3%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(b)		835	684,951
8.25%, 05/09/2028(b)		200	172,740
9.50%, 11/12/2025(b)		2,118	2,067,337

			2,925,028

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(a)		199	56,875
1.00%, 07/09/2029		1,099	301,232
3.50%, 07/09/2041(a)		562	144,781
3.625%, 07/09/2035(a)		835	207,066
4.25%, 01/09/2038(a)		1,323	387,124

			1,097,078

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 04/20/2027(b)		5,719	5,889,655

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(a)(b)		371	137,019

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Egypt – 0.2%
Egypt Government International Bond 8.50%, 01/31/2047(b)	U.S.$	862	$458,774
8.70%, 03/01/2049(b)		611	326,836
8.875%, 05/29/2050(b)(i)		1,096	591,675

			1,377,285

El Salvador – 0.2%
El Salvador Government International Bond 7.625%, 09/21/2034(b)		762	526,290
7.625%, 02/01/2041(b)		826	562,985
8.625%, 02/28/2029(b)		860	700,866

			1,790,141

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(b)		574	425,150

Nigeria – 0.4%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		2,789	2,216,530
6.50%, 11/28/2027(b)		1,418	1,180,967
7.143%, 02/23/2030(b)		721	567,672

			3,965,169

Senegal – 0.0%
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	465	418,640

Ukraine – 0.2%
Ukraine Government International Bond 7.253%, 03/15/2035(a)(b)	U.S.$	1,886	493,189
7.375%, 09/25/2034(a)(b)		1,164	304,386
7.75%, 09/01/2025(a)(b)		3,507	1,148,543

			1,946,118

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(e)(k)		7,978	757,910
9.25%, 05/07/2028(b)(e)(k)		300	28,500

			786,410

Total Emerging Markets – Sovereigns (cost $34,191,285)			20,757,693

GOVERNMENTS - TREASURIES – 2.0%
United States – 2.0%
U.S. Treasury Bonds 2.75%, 11/15/2042(p)		2,154	1,569,727
5.00%, 05/15/2037(p)		1,824	1,891,830

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

5.25%, 02/15/2029(q)(r)	U.S.$	320	$327,800
6.125%, 11/15/2027(q)		1,000	1,051,563
U.S. Treasury Notes 2.25%, 02/15/2027(q)(r)		10,811	9,976,249
2.875%, 08/15/2028(q)(r)		3,866	3,570,194

Total Governments – Treasuries (cost $19,867,587)			18,387,363

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		650	581,750
Petroleos Mexicanos 5.95%, 01/28/2031		3,174	2,259,888
6.49%, 01/23/2027		463	408,597
6.50%, 03/13/2027		355	311,305
6.70%, 02/16/2032		465	344,332
6.75%, 09/21/2047		2,113	1,237,426

			5,143,298

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		237	230,611
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,242,241

			1,472,852

Total Quasi-Sovereigns (cost $7,396,719)			6,616,150

		Shares
COMMON STOCKS – 0.6%
Consumer Staples – 0.2%
Household Products – 0.2%
Southeastern Grocers, Inc.(c)(e)(f)		105,865	2,673,091

Consumer Discretionary – 0.1%
Broadline Retail – 0.1%
ATD New Holdings, Inc.(c)(e)		20,185	726,660
K201640219 South Africa Ltd. A Shares(c)(e)(f)		12,695,187	13
K201640219 South Africa Ltd. B Shares(c)(e)(f)		2,009,762	2

			726,675

Diversified Consumer Services – 0.0%
AG Tracker Series 2021-2A(c)(e)(f)		78,082	– 0	–

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(e)	1,674	$77,590

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c)(e)(f)	3	– 0	–

		804,265

Communication Services – 0.1%
Diversified Telecommunication Services – 0.0%
Intelsat Emergence SA(c)(e)	15,697	331,207
Intelsat Jackson Holdings SA(c)(e)(f)	1,643	11,501

		342,708

Media – 0.1%
iHeartMedia, Inc. – Class A(e)	25,545	80,722
National CineMedia, Inc.(e)	59,108	265,395

		346,117

		688,825

Energy – 0.1%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(c)(e)(f)	838,296	1
CHC Group LLC(e)	21,009	31

		32

Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.	37,000	303,400
Civitas Resources, Inc.	3,393	274,392
Golden Energy Offshore Services AS(e)	916,212	105,869
SandRidge Energy, Inc.	243	3,805

		687,466

		687,498

Financials – 0.1%
Financial Services – 0.0%
Paysafe Ltd.(e)	10,709	128,401

Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 1, June 2022 – Class U-2(c)(e)(f)	100	72,075
Mt Logan Re Ltd. Special Investment, Series 2, June 2022 – Class U-2(c)(e)(f)	441	317,338

		389,413

		517,814

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Corp.(c)(e)(f)	643	217,334

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PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Information Technology – 0.0%
IT Services – 0.0%
GOLO Mobile, Inc.(c)(e)(f)		38,543	$	– 0	–

Total Common Stocks (cost $15,532,887)				5,588,827

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.6%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.228%, 11/10/2046(b)	U.S.$	902		799,046
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(b)		20		1,008
Series 2012-CR3, Class XA 1.022%, 10/15/2045(n)		55		3
Series 2013-LC6, Class D 4.14%, 01/10/2046(b)		2,016		1,853,600
Series 2014-CR15, Class XA 0.708%, 02/10/2047(n)		1,068		30
Series 2014-CR20, Class XA 1.074%, 11/10/2047(n)		8,230		47,029
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.993%, 06/15/2044(b)		1,022		837,777
Series 2014-C25, Class D 3.803%, 11/15/2047(b)		1,807		1,521,378

				5,059,871

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.672% (SOFR + 5.34%), 05/15/2036(b)(j)		301		264,178

Total Commercial Mortgage-Backed Securities (cost $5,860,694)				5,324,049

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750		$885,744
State of Illinois Series 2010 7.35%, 07/01/2035		1,641		1,709,706
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)		1,435		1,189,660

Total Local Governments – US Municipal Bonds (cost $3,836,729)				3,785,110

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(h)	COP	1,437,090		228,945
Fideicomiso PA Costera 6.25%, 01/15/2034(h)		1,230,800		279,162
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880		1,355,424

Total Inflation-Linked Securities (cost $2,848,726)				1,863,531

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)	U.S.$	770		729,206

Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 0.00%, 06/15/2043(e)(h)		0	**	348
Series 2019-24, Class PT 10.385%, 08/15/2044(h)		19		18,406
Series 2019-36, Class PT 12.824%, 10/17/2044(h)		40		38,550

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Trust Series 2022-6, Class A1 6.159%, 05/15/2030(b)(c)	U.S.$	284	$283,995
Series 2022-6, Class A2 6.811%, 05/15/2030(b)(c)		142	141,872
Series 2022-6, Class A3 7.656%, 05/15/2030(b)(c)		176	175,207

			658,378

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Trust Series 2022-6, Class A4 55.042%, 05/15/2030(b)(c)		62	79,458

Total Asset-Backed Securities (cost $1,498,687)			1,467,042

		Shares
PREFERRED STOCKS – 0.1%
Industrial – 0.1%
Other Industrial – 0.1%
WESCO International, Inc. Series A 10.625%(e) (cost $948,963)		35,175	928,972

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051 (cost $1,044,765)	U.S.$	1,058	587,191

		Notional Amount
PURCHASED OPTIONS - PUTS – 0.1%
Options on Indices – 0.1%
S&P 500 Index Expiration: Nov 2023; Contracts: 74; Exercise Price: USD 4,220.00; Counterparty: UBS AG(e) (premiums paid $308,804)	USD	31,228,000	475,820

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PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

RIGHTS – 0.0%
Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(c)(e)(f)		1,643	$	– 0	–
Vistra Energy Corp., expiring 12/31/2049(c)(e)		10,721		12,490

Total Rights (cost $0)				12,490

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 1.1%
BBH, Grand Cayman 6.21%, 10/02/2023	ZAR	21		1,115
Citibank, New York 4.68%, 10/02/2023	U.S.$	3,424		3,423,942
Royal Bank of Canada, Toronto 3.80%, 10/03/2023	CAD	839		617,653
SEB, Stockholm 2.81%, 10/02/2023	EUR	4,279		4,524,203
4.17%, 10/02/2023	GBP	1,285		1,568,132

Total Time Deposits (cost $10,135,045)				10,135,045

		Shares
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.25%(s)(t)(u) (cost $3,838,235)		3,838,235		3,838,235

Total Short-Term Investments (cost $13,973,280)				13,973,280

Total Investments – 99.9% (cost $1,020,839,227)				906,483,118
Other assets less liabilities – 0.1%				1,209,797

Net Assets – 100.0%				$907,692,915

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	97	December 2023	$10,821,563	$(304,453)
U.S. Long Bond (CBT) Futures	50	December 2023	5,689,063	(316,766)
U.S. T-Note 5 Yr (CBT) Futures	650	December 2023	68,483,594	(651,531)
U.S. T-Note 10 Yr (CBT) Futures	85	December 2023	9,185,313	(161,531)

				$(1,434,281)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	98	USD	20	10/03/2023	$175
Bank of America, NA	USD	20	BRL	98	10/03/2023	(74)
Bank of America, NA	USD	20	BRL	98	11/03/2023	(175)
Bank of America, NA	USD	39	INR	3,258	12/14/2023	66
BNP Paribas SA	EUR	974	USD	1,032	10/12/2023	1,217
BNP Paribas SA	IDR	627,900	USD	42	10/12/2023	1,014
BNP Paribas SA	USD	35	IDR	530,686	10/12/2023	(1,008)
BNP Paribas SA	KRW	41,966	USD	33	10/26/2023	1,757
BNP Paribas SA	USD	35	KRW	45,179	10/26/2023	(1,414)
BNP Paribas SA	COP	13,572,390	USD	3,329	11/16/2023	43,522
BNP Paribas SA	PEN	247	USD	66	11/16/2023	1,215
BNP Paribas SA	USD	84	COP	341,003	11/16/2023	(1,093)
Brown Brothers Harriman & Co.	EUR	1,066	USD	1,147	10/12/2023	19,652
Brown Brothers Harriman & Co.	USD	1,126	EUR	1,071	10/12/2023	6,704
Brown Brothers Harriman & Co.	USD	1,407	EUR	1,326	10/12/2023	(5,121)
Brown Brothers Harriman & Co.	JPY	10,218	USD	70	10/19/2023	1,442
Brown Brothers Harriman & Co.	USD	99	JPY	14,299	10/19/2023	(2,877)
Brown Brothers Harriman & Co.	CAD	151	USD	112	10/27/2023	622
Brown Brothers Harriman & Co.	NZD	23	USD	14	10/27/2023	(121)
Brown Brothers Harriman & Co.	USD	32	CAD	43	10/27/2023	221
Brown Brothers Harriman & Co.	USD	33	NZD	55	10/27/2023	83
Brown Brothers Harriman & Co.	USD	75	ZAR	1,443	11/06/2023	590
Brown Brothers Harriman & Co.	ZAR	596	USD	32	11/06/2023	359
Brown Brothers Harriman & Co.	AUD	59	USD	38	11/08/2023	(264)
Brown Brothers Harriman & Co.	USD	83	AUD	128	11/08/2023	(541)
Brown Brothers Harriman & Co.	CHF	40	USD	44	11/16/2023	920
Brown Brothers Harriman & Co.	SGD	93	USD	69	11/16/2023	137
Brown Brothers Harriman & Co.	USD	18	MXN	305	11/16/2023	(282)
Brown Brothers Harriman & Co.	GBP	46	USD	57	11/17/2023	1,206
Brown Brothers Harriman & Co.	USD	66	GBP	54	11/17/2023	(25)
Brown Brothers Harriman & Co.	CZK	852	USD	37	11/29/2023	583
Brown Brothers Harriman & Co.	HUF	8,969	USD	24	11/29/2023	(118)
Brown Brothers Harriman & Co.	PLN	88	USD	21	11/29/2023	446
Brown Brothers Harriman & Co.	USD	30	PLN	131	11/29/2023	(65)
Brown Brothers Harriman & Co.	USD	65	NOK	701	12/07/2023	732
Brown Brothers Harriman & Co.	USD	33	SEK	358	12/07/2023	103
Brown Brothers Harriman & Co.	CNH	249	USD	34	01/11/2024	(45)
Brown Brothers Harriman & Co.	USD	32	CNH	231	01/11/2024	19

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PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	CAD	1,589	10/27/2023	$(4,478)
Citibank, NA	GBP	2,985	USD	3,721	11/17/2023	79,086
Citibank, NA	USD	7	TWD	237	11/29/2023	(88)
Citibank, NA	INR	2,206	USD	26	12/14/2023	(16)
Citibank, NA	USD	33	CNH	237	01/11/2024	(4)
HSBC Bank USA	USD	31	KRW	39,813	10/26/2023	(1,707)
Morgan Stanley Capital Services LLC	BRL	98	USD	20	10/03/2023	74
Morgan Stanley Capital Services LLC	USD	20	BRL	98	10/03/2023	(408)
Morgan Stanley Capital Services LLC	EUR	43,552	USD	48,027	10/12/2023	1,965,097
Morgan Stanley Capital Services LLC	USD	7	IDR	105,055	10/12/2023	(201)
Morgan Stanley Capital Services LLC	KRW	45,732	USD	36	10/26/2023	2,506
Morgan Stanley Capital Services LLC	USD	58	CLP	51,955	11/16/2023	376
UBS AG	USD	31	IDR	470,512	10/12/2023	(447)
UBS AG	KRW	51,025	USD	39	10/26/2023	796
UBS AG	CNH	247	USD	34	01/11/2024	16

						$2,110,164

PUT WRITTEN OPTIONS (see Note C)

Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value
S&P 500 Index(v)	UBS AG	74	USD 3,980	November 2023	USD 29,452	$179,004	$(158,730)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 12/20/2028*	1.00%	Quarterly	1.84%	USD	320	$(11,993)	$(12,025)	$32
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.58	USD	40,939	704,696	160,233	544,463
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	4.79	USD	104,981	1,014,912	1,047,610	(32,698)

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PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 40, 5 Year Index, 12/20/2028*	5.00%	Quarterly	4.26%	EUR	33,120	$1,099,908	$1,375,867	$(275,959)
South Africa Government International Bond, 5.875%, 09/16/2025, 12/20/2028*	1.00	Quarterly	2.76	USD	2,380	(175,633)	(173,423)	(2,210)

						$2,631,890	$2,398,262	$233,628

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	222	$(31,930)	$(22,764)	$(9,166)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	126	(18,145)	(12,780)	(5,365)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	178	(25,615)	(19,041)	(6,574)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.29	USD	300	3,195	1,341	1,854
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.29	USD	270	2,876	771	2,105
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	65	(9,354)	(6,408)	(2,946)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	88	(12,667)	(7,199)	(5,468)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	176	(25,334)	(15,868)	(9,466)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	176	(25,334)	(14,664)	(10,670)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	259	(37,276)	(25,350)	(11,926)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	181	(26,108)	(13,979)	(12,129)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	509	(73,215)	(50,124)	(23,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,055	(151,863)	(83,219)	(68,644)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	351	(50,597)	(34,639)	(15,958)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,865	(843,486)	(615,152)	(228,334)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,128	(449,859)	(343,977)	(105,882)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	581	$(83,553)	$(55,691)	$(27,862)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	622	(89,461)	(62,095)	(27,366)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,632	(234,770)	(16,501)	(218,269)

						$(2,182,496)	$(1,397,339)	$(785,157)

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
BNP Paribas SA
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR	8,856	03/20/2024	$(90,096)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at September 30, 2023
Barclays Capital, Inc.†	USD	2,593	(2.00)%*	—	$2,579,393
Barclays Capital, Inc.†	USD	450	0.00%	—	451,198
Barclays Capital, Inc.†	USD	478	2.25%	—	480,855
Barclays Capital, Inc.†	USD	1,405	3.00%	—	1,414,359
Barclays Capital, Inc.†	USD	2,700	4.00%	—	2,739,059
Jefferies LLC†	USD	644	1.25%	—	644,371
Jefferies LLC†	USD	625	2.75%	—	625,006
Jefferies LLC†	USD	1,755	3.00%	—	1,764,319
Jefferies LLC†	USD	953	3.75%	—	957,064
Jefferies LLC†	USD	902	4.75%	—	909,624

					$12,565,248

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2023.

*	Interest payment due from counterparty.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Investment Grade	$1,764,319	$	– 0	–	$	– 0	–	$	– 0	–	$1,764,319
Corporates – Non-Investment Grade	9,695,068		– 0	–		– 0	–		– 0	–	9,695,068
Emerging Markets – Corporate Bonds	480,855		– 0	–		– 0	–		– 0	–	480,855
Emerging Markets – Sovereigns	625,006		– 0	–		– 0	–		– 0	–	625,006

Total	$12,565,248	$	– 0	–	$	– 0	–	$	– 0	–	$12,565,248

**	Principal amount less than 500.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2023.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $630,582,270 or 69.5% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Defaulted matured security.

(e)	Non-income producing security.

(f)	Fair valued by the Adviser.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2023.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.43% of net assets as of September 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	$666,784	$341,560	0.04%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 0.00%, 06/15/2043	06/26/2018	376	348	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-24, Class PT 10.385%, 08/15/2044	06/27/2019	18,652	18,406	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-36, Class PT 12.824%, 10/17/2044	09/04/2019	39,609	38,550	0.00%
Digicel Group Holdings Ltd. 7.00%, 10/16/2023	11/28/2016 - 04/03/2023	156,350	5,370	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	$0	$0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044	12/14/2017	476,819	228,945	0.03%
Fideicomiso PA Costera 6.25%, 01/15/2034	06/30/2016	396,605	279,162	0.03%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,975,302	1,355,424	0.15%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.929%, 10/25/2025	09/18/2015	377,624	383,324	0.04%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	668,115	2,395	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	1,209,003	62	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 02/27/2014	2,401,854	408	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 - 02/05/2014	838,866	162	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.929%, 11/25/2025	09/28/2015 - 02/26/2018	121,993	125,733	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,189,660	0.13%

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2023.

(k)	Defaulted.

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

(m)	Inverse interest only security.

(n)	IO – Interest Only.

(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at September 30, 2023.

(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(t)	Affiliated investments.

(u)	The rate shown represents the 7-day yield as of period end.

(v)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2023 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,017,000,992)	$902,644,883
Affiliated issuers (cost $3,838,235)	3,838,235
Cash collateral due from broker	6,948,554
Foreign currencies, at value (cost $400,128)	41,330
Unaffiliated dividends and interest receivable	15,206,074
Unrealized appreciation on forward currency exchange contracts	2,130,736
Receivable for investment securities sold and foreign currency transactions	1,253,797
Receivable for variation margin on futures	155,622
Affiliated dividends receivable	46,404
Market value of credit default swaps (net premiums paid $2,112)	6,071

Total assets	932,271,706

Liabilities
Written options, at value (premiums received $179,004)	158,730
Due to Custodian	89,725
Payable for reverse repurchase agreements	12,565,248
Payable for investment securities purchased	7,541,362
Market value of credit default swaps (net premiums received $1,399,451)	2,188,567
Advisory fee payable	833,322
Payable for capital gains taxes	425,789
Payable for variation margin on centrally cleared swaps	169,573
Unrealized depreciation on total return swaps	90,096
Administrative fee payable	28,562
Unrealized depreciation on forward currency exchange contracts	20,572
Transfer Agent fee payable	5,487
Directors’ fee payable	435
Accrued expenses	461,323

Total liabilities	24,578,791

Net Assets	$907,692,915

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,154,458,535
Accumulated loss	(247,627,917)

$907,692,915

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$10.53

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended September 30, 2023 (unaudited)

Investment Income
Interest	$35,221,909
Dividends
Affiliated issuers	223,907
Unaffiliated issuers	199,780	$35,645,596

Expenses
Advisory fee (see Note B)	4,129,479
Transfer agency	15,994
Custody and accounting	172,462
Printing	95,624
Audit and tax	90,334
Administrative	49,040
Registration fees	45,155
Legal	26,337
Directors’ fees	14,473
Miscellaneous	36,717

Total expenses before interest expense	4,675,615
Interest expense	213,795

Total expenses	4,889,410
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,841)

Net expenses		4,884,569

Net investment income		30,761,027

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(11,314,174)
Forward currency exchange contracts		(1,994,823)
Futures		(2,351,300)
Swaps		6,779,848
Foreign currency transactions		(615,651)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		10,691,847
Forward currency exchange contracts		3,269,607
Futures		(3,881,499)
Written options		20,274
Swaps		(669,526)
Foreign currency denominated assets and liabilities		(63,386)

Net loss on investment and foreign currency transactions		(128,783)

Net Increase in Net Assets from Operations		$30,632,244

(a)	Net of foreign realized capital gains taxes of $32,095.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $24,593.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$30,761,027	$59,434,784
Net realized loss on investment and foreign currency transactions	(9,496,100)	(59,646,186)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	9,367,317	(49,324,368)

Net increase (decrease) in net assets from operations	30,632,244	(49,535,770)
Distributions to Shareholders	(33,888,263)	(76,201,166)

Total decrease	(3,256,019)	(125,736,936)
Net Assets
Beginning of period	910,948,934	1,036,685,870

End of period	$907,692,915	$910,948,934

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days

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or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or

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liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

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for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$482,163,608		$1,541,721	#	$483,705,329
Corporates – Investment Grade		– 0	–	179,078,963		– 0	–	179,078,963
Emerging Markets – Corporate Bonds		– 0	–	48,048,850		342,178	#	48,391,028
Collateralized Loan Obligations		– 0	–	44,807,503		– 0	–	44,807,503
Collateralized Mortgage Obligations		– 0	–	36,380,790		– 0	–	36,380,790
Bank Loans		– 0	–	32,509,492		1,842,495		34,351,987
Emerging Markets – Sovereigns		– 0	–	20,757,693		– 0	–	20,757,693
Governments – Treasuries		– 0	–	18,387,363		– 0	–	18,387,363
Quasi-Sovereigns		– 0	–	6,616,150		– 0	–	6,616,150
Common Stocks		1,239,574		31		4,349,222	#	5,588,827
Commercial Mortgage-Backed Securities		– 0	–	5,324,049		– 0	–	5,324,049
Local Governments – US Municipal Bonds		– 0	–	3,785,110		– 0	–	3,785,110
Inflation-Linked Securities		– 0	–	1,863,531		– 0	–	1,863,531
Asset-Backed Securities		– 0	–	786,510		680,532		1,467,042
Preferred Stocks		928,972		– 0	–	– 0	–	928,972
Governments – Sovereign Bonds		– 0	–	587,191		– 0	–	587,191
Purchased Options – Puts		– 0	–	475,820		– 0	–	475,820
Rights		– 0	–	– 0	–	12,490	#	12,490
Short-Term Investments:
Time Deposits		– 0	–	10,135,045		– 0	–	10,135,045
Investment Companies		3,838,235		– 0	–	– 0	–	3,838,235

Total Investments in Securities		6,006,781		891,707,699		8,768,638		906,483,118
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts		– 0	–	2,130,736		– 0	–	2,130,736
Centrally Cleared Credit Default Swaps		– 0	–	2,819,516		– 0	–	2,819,516	†
Credit Default Swaps		– 0	–	6,071		– 0	–	6,071

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Investments in Securities	Level 1		Level 2			Level 3			Total
Liabilities
Futures	$(1,434,281)		$	– 0	–	$	– 0	–	$(1,434,281)†
Forward Currency Exchange Contracts	– 0	–		(20,572)			– 0	–	(20,572)
Put Written Options	– 0	–		(158,730)			– 0	–	(158,730)
Centrally Cleared Credit Default Swaps	– 0	–		(187,626)			– 0	–	(187,626)†
Credit Default Swaps	– 0	–		(2,188,567)			– 0	–	(2,188,567)
Total Return Swaps	– 0	–		(90,096)			– 0	–	(90,096)
Reverse Repurchase Agreements	(12,565,248)			– 0	–		– 0	–	(12,565,248)

Total	$(7,992,748)			$894,018,431			$8,768,638		$894,794,321

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

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NOTES TO FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed

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.15% annualized of average weekly net assets. For the six months ended September 30, 2023, the reimbursement for such services amounted to $49,040.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2023, there was no such reimbursement paid to ABIS.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2023, such waiver amounted to $4,841.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2023 is as follows:

Fund	Market Value 3/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,074	$94,007	$100,243	$3,838	$224

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2023, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$163,943,575		$151,847,254
U.S. government securities	– 0	–	4,251,406

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$14,174,434
Gross unrealized depreciation	(128,476,011)

Net unrealized depreciation	$(114,301,577)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2023, the Fund held forward currency exchange contracts for hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase

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or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2023, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund

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bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum

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payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended September 30, 2023, the Fund held purchased options for non-hedging purposes.

During the six months ended September 30, 2023, the Fund held written options for non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized

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on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of

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the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2023, the Fund held credit default swaps for non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or

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index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2023, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended September 30, 2023, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Payable for variation margin on futures	$1,434,281	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,130,736	Unrealized depreciation on forward currency exchange contracts	20,572

Credit contracts	Market value of credit default swaps	6,071	Market value of credit default swaps	2,188,567

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Receivable for variation margin on centrally cleared swaps	$544,495	*	Payable for variation margin on centrally cleared swaps	$310,867	*

Credit contracts				Unrealized depreciation on total return swaps	90,096

Equity contracts	Investment in securities, at value	475,820		Written options, at value	158,730

Total		$3,157,122			$4,203,113

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$(2,351,300)		$(3,881,499)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(1,994,823)		3,269,607

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	6,779,848		(669,526)

Equity contracts	Net realized gain/(loss) on written options; Net change in unrealized appreciation (depreciation) on purchased options	– 0	–	167,016

Equity contracts	Net realized gain/(loss) on written options; Net change in unrealized appreciation (depreciation) on written options	– 0	–	20,274

Total		$2,433,725		$(1,094,128)

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2023:

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$185,091,708

Credit Default Swaps:
Average notional amount of sale contracts	$17,602,768

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$11,161,247
Average principal amount of sale contracts	$64,665,134

Futures:
Average notional amount of buy contracts	$100,047,032

Total Return Swaps:
Average notional amount	$9,679,610

Written Options:
Average notional amount	$29,452,000	(a)

Purchased Options:
Average notional amount	$31,228,000	(a)

(a)	Positions were open for two months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$241	$(241)	$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas SA	48,725	(48,725)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	33,819	(9,459)		– 0	–		– 0	–		24,360
Citibank, NA/ Citigroup Global Markets, Inc.	79,086	(36,516)		– 0	–		– 0	–		42,570
Goldman Sachs International	6,071	(6,071)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC	1,968,053	(408,393)		– 0	–		– 0	–		1,559,660
UBS AG	812	(447)		– 0	–		– 0	–		365

Total	$2,136,807	$(509,852)	$	– 0	–	$	– 0	–		$1,626,955	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$249	$(241)		$	– 0	–	$	– 0	–	$8
BNP Paribas SA	93,611	(48,725)			– 0	–		– 0	–	44,886
Brown Brothers Harriman & Co.	9,459	(9,459)			– 0	–		– 0	–	– 0	–
Citibank, NA/ Citigroup Global Markets, Inc.	36,516	(36,516)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	43,760	– 0	–		– 0	–		– 0	–	43,760
Goldman Sachs International	411,748	(6,071)			(390,000)			– 0	–	15,677
HSBC Bank USA	1,707	– 0	–		– 0	–		– 0	–	1,707
JPMorgan Securities, LLC	1,293,345	– 0	–		– 0	–		(1,293,345)		– 0	–
Morgan Stanley Capital Services LLC	408,393	(408,393)			– 0	–		– 0	–	– 0	–
UBS AG	447	(447)			– 0	–		– 0	–	– 0	–

Total	$2,299,235	$(509,852)			$(390,000)			$(1,293,345)		$106,038	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange con-

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tracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2023, the average amount of reverse repurchase agreements outstanding was $11,404,374 and the daily weighted average interest rate was 2.44%. At September 30, 2023, the Fund had reverse repurchase agreements outstanding in the amount of $12,565,248 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2023:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc	$7,664,864	$(7,626,663)	$38,201
Jefferies LLC	4,900,384	(4,793,073)	107,311

	$12,565,248	$(12,419,736)	$145,512

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTE D

Capital Stock

During the six months ended September 30, 2023 and the year ended March 31, 2023, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

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Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk—Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

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Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Mortgage-Related and/or Other Asset-Backed Securities Risk—The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. LIBOR’s administrator, ICE Benchmark Administration, ceased publishing most LIBOR settings (including some U.S. LIBOR settings) by the end of 2021 and the remaining (and most widely used) U.S. Dollar LIBOR settings after June 30, 2023. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will permit the use of synthetic U.S. Dollar LIBOR rates

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for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There is no assurance that the composition or characteristics of SOFR or any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that the market for SOFR-linked financial instruments will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability. Neither the long-term effects of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. These models may not work as intended and may not enable a Fund to achieve its investment objective. In addition, certain models may be constructed using data from external providers, and these inputs may be incorrect or incomplete, thus potentially limiting the effectiveness of the models. Finally, the Adviser may change, enhance and update its models and its usage of existing models at its discretion.

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NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2023 and March 31, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$76,201,166		$67,035,667

Total taxable distributions paid	$76,201,166		$67,035,667
Return of Capital	– 0	–	740,859

Total distributions paid	$76,201,166		$67,776,526

As of March 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(105,586,035	)(a)
Other losses	(3,106,003	)(b)
Unrealized appreciation (depreciation)	(126,210,243	)(c)

Total accumulated earnings (deficit)	$(234,902,281	)(d)

(a)	As of March 31, 2023, the Fund had a net capital loss carryforward of $105,586,035.

(b)	As of March 31, 2023, the Fund had a qualified late-year ordinary loss deferral of $3,106,003.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of hyper-inflationary currency contracts, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, and the tax treatment of callable bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2023, the Fund had a net short-term capital loss carryforward of $29,826,191 and a net long-term capital loss carryforward of $75,759,844, which may be carried forward for an indefinite period.

NOTE G

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2023 (unaudited)	Year Ended March 31,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 10.56	$ 12.02	$ 12.78	$ 10.74	$ 12.95	$ 13.56

Income From Investment Operations

Net investment income(a)	.36	.69	.61	.59	.67	.75

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.00	)(b)	(1.27)	(.58)	2.24	(2.09)	(.52)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(b)	.00	(b)	.00	(b)

Net increase (decrease) in net asset value from operations	.36	(.58)	.03	2.83	(1.42)	.23

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.88)	(.78)	(.69)	(.75)	(.75)

Return of capital	– 0	–	– 0	–	(.01)	(.10)	(.04)	(.09)

Total dividends and distributions	(.39)	(.88)	(.79)	(.79)	(.79)	(.84)

Net asset value, end of period	$ 10.53	$ 10.56	$ 12.02	$ 12.78	$ 10.74	$ 12.95

Market value, end of period	$ 9.70	$ 9.72	$ 11.18	$ 11.85	$ 9.26	$ 11.59

(Discount), end of period	(7.88)%	(7.95)%	(6.99)%	(7.28)%	(13.78)%	(10.50)%

Total Return

Total investment return based on:(c)

Market value	3.84%	(5.00)%	.79%	37.57%	(14.43)%	4.91%

Net asset value	3.76%	(4.01	)%^	.48	%^	27.92%	(11.18)%	2.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$907,693	$910,949	$1,036,686	$1,102,273	$926,184	$1,116,970

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)(e)†	1.06	%(f)	1.04%	1.00%	1.02%	1.00%	1.04%

Expenses, before waivers/ reimbursements(d)(e)†	1.06	%(f)	1.04%	1.00%	1.02%	1.01%	1.05%

Net investment income	6.70	%(f)	6.39%	4.77%	4.88%	5.16%	5.72%

Portfolio turnover rate	17%	40%	40%	51%	32%	40%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 109.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 109

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, Total investment return based on net asset value will be higher than total investment return based on market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2023 (unaudited)(f)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net of waivers/reimbursements	1.02%	1.02%	.99%	1.02%	.99%	.99%
Before waivers/reimbursements	1.02%	1.02%	.99%	1.02%	1.00%	1.00%

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2020 and March 31, 2019, such waiver amounted to 0.01% and 0.01%, respectively.

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)

If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)

If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant

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ADDITIONAL INFORMATION (continued)

will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Christian DiClementi(2), Vice President Gershon M. Distenfeld(2), Vice President Fahd Malik(2), Vice President Matthew S. Sheridan(2), Vice President William Smith(2), Vice President	Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President Stephen M. Woetzel, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

501 Commerce Street

Nashville, TN 37203

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, KY 40233

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global High Income Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. DiClementi, Distenfeld, Malik, Sheridan and Smith, members of the Global High Income Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 19, 2023, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 113

Information Regarding the Review and Approval of the Fund’s Advisory and Administration Agreements

The disinterested directors (the “directors”) of AllianceBernstein Global High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser and the continuance of the Fund’s Administration Agreement with the Adviser (in such capacity, the “Administrator”) at a meeting held in-person on August 1-2, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement and the Administration Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement and Administration Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the Administrator to provide administrative services to the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Fund and the Administrator, as provided in the Administration Agreement, including the administration fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors

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considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and by the Administrator under the Administration Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund and the resources the Administrator has devoted to providing services to the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors noted that the Adviser receives reimbursements for certain clerical, accounting, administrative and other services provided to the Fund by the Adviser pursuant to the Administration Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Administration Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser (including in its capacity as Administrator) for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiary that provides shareholder services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 115

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the management fee rate payable by the Fund (the combined advisory fee payable to the Adviser and administration fee payable to the Administrator) and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. They compared the combined advisory and administration fees payable by the Fund to the advisory fees of other funds where there is no separate administrator. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual total management fee rate (the combined advisory fee payable to the Adviser plus the administration fee payable to the Administrator) with a peer group median and noted that it was lower than the median. The directors noted that the total management fee rate was expressed as a percentage of net assets and would have been somewhat lower if expressed as a percentage of average total assets (i.e., net assets plus assets supported by leverage).

The directors also compared the Fund’s contractual advisory fee rate with the fee rate charged by the Adviser for advising an open-end high income fund that also invested globally, and noted historical differences in their fee structures.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rates on assets above specified levels. The directors considered that the Fund is a closed-end fixed-income fund and was not expected to have meaningful asset growth (absent a rights offering or an acquisition). In such circumstances, the directors did not view the potential for realization of economies of scale as the Fund’s assets grow to be a material factor in their deliberations. They noted that, if the Fund’s net assets were to increase materially, they would review whether potential economies of scale were being realized.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Large Cap Strategic Equities ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

118 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

NOTES

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 119

NOTES

120 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

Privacy Notice

AllianceBernstein and its affiliates (collectively referred to as “AllianceBernstein”, “we”, “our”, and similar pronouns) understand the importance of maintaining the confidentiality and security of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we collect nonpublic personal information from a variety of sources, including: (1) information we receive from clients, such as through applications or other forms, which can include a client’s name, address, phone number, social security number, assets, income and other household information, (2) information about client transactions with us, our affiliates and non-affiliated third parties, which can include account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

We may disclose all of the nonpublic personal information that we collect about our current and former clients, as described above, to non-affiliated third parties to manage our business and as otherwise required or permitted by law, including those that perform transaction processing or servicing functions, marketing services providers that provide marketing services on our behalf pursuant to a joint marketing agreement, and professional services firms that provide knowledge-based services such as accountants, consultants, lawyers and auditors to help manage client accounts. We require all the third-party providers to adhere to our privacy policy or a functional equivalent.

We may also disclose the nonpublic personal information that we collect about current and former clients, as described above, to our affiliated investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients under circumstances that are permitted by law, such as if our affiliate has its own relationship with you. We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

We will also use nonpublic personal information about our clients for our own internal analysis, analytics, research and development, and to improve and add to our client offerings.

We have policies and procedures designed to safeguard the confidentiality and security of nonpublic personal information about our clients that include restricting access to nonpublic personal information to personnel that have been screened and undergone security and privacy training; to personnel who need it to perform their work functions such as our operations, customer service, account management, finance, quality, vendor management and compliance teams as required to provide services, communicate with you and fulfill our legal obligations.

We employ reasonably designed physical, electronic and procedural safeguards to secure and protect client nonpublic personal information.

If you are in the European Economic Area (“EEA”) or Switzerland, we will comply with applicable legal requirements providing adequate protection for the transfer of personal information to recipients in countries outside of the EEA and Switzerland.

For more information, our Privacy Policy statement can be viewed here: https://www.alliancebernstein.com/abcom/Privacy_Terms/PrivacyPolicy.htm.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GHI-0152-0923

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant did not engage in securities lending during its most recent fiscal year.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 24, 2023

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 24, 2023